LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–1.47%
†AAR Corp.	5,389	$ 260,990
Aerojet Rocketdyne Holdings, Inc.	7,418	291,898
†AeroVironment, Inc.	1,264	118,993
†Astronics Corp.	3,806	49,355
†Axon Enterprise, Inc.	1,811	249,429
†Boeing Co.	13,849	2,652,083
BWX Technologies, Inc.	5,833	314,165
Curtiss-Wright Corp.	4,750	713,260
†Ducommun, Inc.	1,600	83,824
General Dynamics Corp.	6,623	1,597,335
HEICO Corp.	5,657	776,480
†Hexcel Corp.	8,199	487,595
Howmet Aerospace, Inc.	15,822	568,643
Huntington Ingalls Industries, Inc.	3,929	783,600
Kaman Corp.	3,636	158,093
†Kratos Defense & Security Solutions, Inc.	8,962	183,542
L3Harris Technologies, Inc.	4,536	1,127,060
Lockheed Martin Corp.	8,961	3,955,385
Maxar Technologies, Inc.	3,879	153,065
†Mercury Systems, Inc.	3,446	222,095
Moog, Inc. Class A	3,369	295,798
National Presto Industries, Inc.	1,066	82,029
Northrop Grumman Corp.	5,223	2,335,830
Park Aerospace Corp.	2,423	31,620
†Parsons Corp.	4,776	184,831
Raytheon Technologies Corp.	39,754	3,938,429
Spirit AeroSystems Holdings, Inc. Class A	3,443	168,328
Textron, Inc.	11,958	889,436
†TransDigm Group, Inc.	1,903	1,239,881
†Vectrus, Inc.	1,921	68,887
		23,981,959
Air Freight & Logistics–0.71%
†Air Transport Services Group, Inc.	8,512	284,726
†Atlas Air Worldwide Holdings, Inc.	3,789	327,256
CH Robinson Worldwide, Inc.	9,962	1,073,007
Expeditors International of Washington, Inc.	9,387	968,363
FedEx Corp.	10,705	2,477,030
Forward Air Corp.	2,174	212,574
†GXO Logistics, Inc.	9,670	689,858
†Hub Group, Inc. Class A	2,675	206,537
United Parcel Service, Inc. Class B	24,810	5,320,752
		11,560,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.30%
†Alaska Air Group, Inc.	9,637	$ 559,042
†Allegiant Travel Co.	1,216	197,466
†American Airlines Group, Inc.	20,094	366,716
†Copa Holdings SA Class A	3,120	260,957
†Delta Air Lines, Inc.	27,477	1,087,265
†Hawaiian Holdings, Inc.	6,305	124,209
†JetBlue Airways Corp.	28,121	420,409
†SkyWest, Inc.	5,859	169,032
†Southwest Airlines Co.	22,825	1,045,385
†Spirit Airlines, Inc.	8,530	186,551
†United Airlines Holdings, Inc.	11,789	546,538
		4,963,570
Auto Components–0.47%
†Adient PLC	7,115	290,079
†American Axle & Manufacturing Holdings, Inc.	16,351	126,884
†Aptiv PLC	7,711	923,084
Autoliv, Inc.	9,198	703,095
BorgWarner, Inc.	22,830	888,087
†Cooper-Standard Holdings, Inc.	2,502	21,943
Dana, Inc.	13,970	245,453
†Dorman Products, Inc.	2,903	275,872
†Fox Factory Holding Corp.	3,534	346,155
Gentex Corp.	21,709	633,252
†Gentherm, Inc.	1,903	138,995
†Goodyear Tire & Rubber Co.	28,808	411,666
†Horizon Global Corp.	2,190	12,505
LCI Industries	2,502	259,733
Lear Corp.	6,113	871,653
†Modine Manufacturing Co.	8,303	74,810
†Motorcar Parts of America, Inc.	2,029	36,177
Patrick Industries, Inc.	3,021	182,166
†QuantumScape Corp.	18,068	361,179
Standard Motor Products, Inc.	2,906	125,365
†Stoneridge, Inc.	3,532	73,324
†Superior Industries International, Inc.	3,283	15,299
†Tenneco, Inc. Class A	8,836	161,875
†Veoneer, Inc.	7,240	267,518
†Visteon Corp.	1,685	183,884
		7,630,053
Automobiles–1.09%
Ford Motor Co.	102,744	1,737,401
†General Motors Co.	76,354	3,339,724
Harley-Davidson, Inc.	15,921	627,287
†Tesla, Inc.	10,741	11,574,502
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
Thor Industries, Inc.	4,199	$ 330,461
Winnebago Industries, Inc.	2,981	161,064
		17,770,439
Banks–5.25%
1st Source Corp.	3,376	156,140
Allegiance Bancshares, Inc.	1,697	75,822
Ameris Bancorp	8,107	355,735
Arrow Financial Corp.	512	16,599
Associated Banc-Corp.	16,938	385,509
Atlantic Union Bankshares Corp.	7,033	258,041
Banc of California, Inc.	7,463	144,484
BancFirst Corp.	3,473	288,988
†Bancorp, Inc.	6,649	188,366
Bank of America Corp.	203,468	8,386,951
Bank of Hawaii Corp.	3,306	277,440
Bank of Marin Bancorp	800	28,056
Bank of NT Butterfield & Son Ltd.	6,133	220,052
Bank OZK	13,694	584,734
BankUnited, Inc.	9,140	401,794
Banner Corp.	3,850	225,340
Berkshire Hills Bancorp, Inc.	5,646	163,565
BOK Financial Corp.	5,728	538,146
Brookline Bancorp, Inc.	9,434	149,246
Cadence Bank	22,045	645,037
Camden National Corp.	1,998	93,986
Capital City Bank Group, Inc.	800	21,088
Cathay General Bancorp	8,683	388,564
CBTX, Inc.	1,306	40,486
Central Pacific Financial Corp.	5,001	139,528
Citigroup, Inc.	60,792	3,246,293
Citizens Financial Group, Inc.	18,014	816,575
City Holding Co.	2,141	168,497
CNB Financial Corp.	543	14,292
Columbia Banking System, Inc.	6,665	215,080
Comerica, Inc.	8,347	754,819
Commerce Bancshares, Inc.	10,964	784,913
Community Bank System, Inc.	5,191	364,149
Community Trust Bancorp, Inc.	2,467	101,640
ConnectOne Bancorp, Inc.	5,185	165,972
Cullen/Frost Bankers, Inc.	4,148	574,125
†Customers Bancorp, Inc.	3,657	190,676
CVB Financial Corp.	14,317	332,298
Dime Community Bancshares, Inc.	7,277	251,566
Eagle Bancorp, Inc.	3,549	202,328
East West Bancorp, Inc.	11,093	876,569
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Enterprise Financial Services Corp.	3,126	$ 147,891
Equity Bancshares, Inc. Class A	1,380	44,588
FB Financial Corp.	5,341	237,247
Fifth Third Bancorp	34,520	1,485,741
Financial Institutions, Inc.	763	22,989
First Bancorp	4,235	176,896
First BanCorp	26,383	346,145
First Bancshares, Inc.	1,363	45,879
First Busey Corp.	7,236	183,360
First Citizens BancShares, Inc. Class A	1,574	1,047,654
First Commonwealth Financial Corp.	10,736	162,758
First Community Bankshares, Inc.	1,307	36,870
First Financial Bancorp	11,350	261,617
First Financial Bankshares, Inc.	8,922	393,639
First Financial Corp.	880	38,086
First Foundation, Inc.	5,112	124,170
First Hawaiian, Inc.	5,650	157,578
First Horizon Corp.	49,645	1,166,161
First Interstate BancSystem, Inc. Class A	8,840	325,047
First Merchants Corp.	5,690	236,704
First Mid Bancshares, Inc.	773	29,753
First of Long Island Corp.	1,772	34,483
First Republic Bank	7,303	1,183,816
Flushing Financial Corp.	4,876	108,979
FNB Corp.	32,839	408,846
Fulton Financial Corp.	16,777	278,834
German American Bancorp, Inc.	3,237	122,974
Glacier Bancorp, Inc.	7,512	377,703
Great Southern Bancorp, Inc.	2,431	143,453
Hancock Whitney Corp.	9,517	496,312
Hanmi Financial Corp.	4,000	98,440
HarborOne Bancorp, Inc.	3,325	46,616
Heartland Financial USA, Inc.	6,250	298,937
Heritage Commerce Corp.	3,648	41,040
Heritage Financial Corp.	4,420	110,765
Hilltop Holdings, Inc.	11,657	342,716
Home BancShares, Inc.	18,464	417,286
HomeStreet, Inc.	2,845	134,796
HomeTrust Bancshares, Inc.	901	26,607
Hope Bancorp, Inc.	11,520	185,242
Horizon Bancorp, Inc.	7,246	135,283
Huntington Bancshares, Inc.	62,198	909,335
Independent Bank Corp.	7,462	474,134
Independent Bank Group, Inc.	4,072	289,764

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
International Bancshares Corp.	6,070	$ 256,215
Investors Bancorp, Inc.	23,383	349,108
JPMorgan Chase & Co.	108,365	14,772,317
KeyCorp	43,518	973,933
Lakeland Bancorp, Inc.	7,123	118,954
Lakeland Financial Corp.	1,993	145,489
Live Oak Bancshares, Inc.	3,640	185,240
M&T Bank Corp.	5,812	985,134
Mercantile Bank Corp.	1,436	50,863
Meta Financial Group, Inc.	7,426	407,836
Midland States Bancorp, Inc.	1,400	40,404
MidWestOne Financial Group, Inc.	600	19,860
National Bank Holdings Corp. Class A	3,762	151,533
NBT Bancorp, Inc.	5,373	194,126
†Nicolet Bankshares, Inc.	573	53,616
OceanFirst Financial Corp.	7,155	143,815
OFG Bancorp	5,663	150,862
Old National Bancorp	31,305	512,776
Origin Bancorp, Inc.	1,679	71,005
Pacific Premier Bancorp, Inc.	10,343	365,625
PacWest Bancorp	6,709	289,359
Park National Corp.	1,685	221,375
Peapack-Gladstone Financial Corp.	2,958	102,790
Peoples Bancorp, Inc.	3,493	109,366
People's United Financial, Inc.	36,431	728,256
Pinnacle Financial Partners, Inc.	5,894	542,720
PNC Financial Services Group, Inc.	11,482	2,117,855
Popular, Inc.	8,599	702,882
Preferred Bank	1,509	111,802
Prosperity Bancshares, Inc.	7,651	530,826
QCR Holdings, Inc.	1,263	71,473
Regions Financial Corp.	43,297	963,791
Renasant Corp.	6,598	220,703
Republic Bancorp, Inc. Class A	1,755	78,870
S&T Bancorp, Inc.	4,286	126,780
Sandy Spring Bancorp, Inc.	4,310	193,605
Seacoast Banking Corp. of Florida	1,194	41,814
ServisFirst Bancshares, Inc.	4,189	399,170
Sierra Bancorp	742	18,535
Signature Bank	2,865	840,849
Simmons First National Corp. Class A	11,060	289,993
Southside Bancshares, Inc.	3,707	151,357
SouthState Corp.	6,597	538,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	2,112	$ 111,725
†SVB Financial Group	2,754	1,540,725
Synovus Financial Corp.	14,921	731,129
†Texas Capital Bancshares, Inc.	5,756	329,876
Tompkins Financial Corp.	1,879	147,069
Towne Bank	7,647	228,951
TriCo Bancshares	3,318	132,820
†TriState Capital Holdings, Inc.	3,540	117,634
†Triumph Bancorp, Inc.	6,346	596,651
Truist Financial Corp.	35,214	1,996,634
Trustmark Corp.	7,049	214,219
U.S. Bancorp	51,756	2,750,831
UMB Financial Corp.	5,041	489,784
Umpqua Holdings Corp.	21,855	412,185
United Bankshares, Inc.	15,676	546,779
United Community Banks, Inc.	9,910	344,868
Univest Financial Corp.	5,030	134,603
Valley National Bancorp	39,046	508,379
Veritex Holdings, Inc.	959	36,605
Washington Trust Bancorp, Inc.	2,170	113,925
Webster Financial Corp.	19,012	1,066,953
Wells Fargo & Co.	103,412	5,011,346
WesBanco, Inc.	5,095	175,064
Westamerica BanCorp	2,893	175,026
Western Alliance Bancorp	9,181	760,370
Wintrust Financial Corp.	5,764	535,649
Zions Bancorp NA	11,022	722,602
		85,844,156
Beverages–1.38%
†Boston Beer Co., Inc. Class A	731	283,972
Brown-Forman Corp. Class A	12,836	855,792
†Celsius Holdings, Inc.	1,937	106,884
Coca-Cola Co.	130,541	8,093,542
Coca-Cola Consolidated, Inc.	822	408,411
Constellation Brands, Inc. Class A	3,458	796,447
Keurig Dr Pepper, Inc.	16,367	620,309
MGP Ingredients, Inc.	1,497	128,128
Molson Coors Beverage Co. Class B	16,156	862,407
†Monster Beverage Corp.	8,419	672,678
National Beverage Corp.	3,798	165,213
PepsiCo, Inc.	57,262	9,584,513
		22,578,296
Biotechnology–2.05%
†2seventy bio, Inc.	1,395	23,799
AbbVie, Inc.	60,581	9,820,786

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†ACADIA Pharmaceuticals, Inc.	4,382	$ 106,132
†Adverum Biotechnologies, Inc.	10,775	14,115
†Agios Pharmaceuticals, Inc.	1,832	53,330
†Akebia Therapeutics, Inc.	7,400	5,312
†Alkermes PLC	3,336	87,770
†Allakos, Inc.	867	4,942
†Alnylam Pharmaceuticals, Inc.	2,227	363,647
Amgen, Inc.	21,257	5,140,368
†AnaptysBio, Inc.	2,400	59,376
†Anika Therapeutics, Inc.	1,937	48,638
†Arcus Biosciences, Inc.	2,997	94,585
†Atara Biotherapeutics, Inc.	3,839	35,664
†Biogen, Inc.	6,096	1,283,818
†Biohaven Pharmaceutical Holding Co. Ltd.	1,172	138,964
†BioMarin Pharmaceutical, Inc.	4,560	351,576
†Bluebird Bio, Inc.	4,185	20,297
†Blueprint Medicines Corp.	2,679	171,135
†ChemoCentryx, Inc.	2,958	74,157
†Concert Pharmaceuticals, Inc.	4,505	15,182
†CRISPR Therapeutics AG	2,111	132,507
†Denali Therapeutics, Inc.	4,195	134,953
†Eagle Pharmaceuticals, Inc.	1,957	96,852
†Editas Medicine, Inc.	1,820	34,616
†Emergent BioSolutions, Inc.	5,759	236,465
†Enanta Pharmaceuticals, Inc.	2,114	150,475
†Exact Sciences Corp.	4,843	338,623
†Exelixis, Inc.	20,982	475,662
†Fate Therapeutics, Inc.	1,659	64,319
†G1 Therapeutics, Inc.	4,800	36,480
Gilead Sciences, Inc.	47,623	2,831,187
†Global Blood Therapeutics, Inc.	4,238	146,804
†GlycoMimetics, Inc.	1,315	1,499
†Halozyme Therapeutics, Inc.	5,662	225,801
†Horizon Therapeutics PLC	9,897	1,041,263
†Incyte Corp.	2,788	221,423
†Intellia Therapeutics, Inc.	2,940	213,650
†Ionis Pharmaceuticals, Inc.	5,845	216,499
†Iovance Biotherapeutics, Inc.	1,000	16,650
†Ironwood Pharmaceuticals, Inc.	8,400	105,672
†Karuna Therapeutics, Inc.	465	58,957
†Kodiak Sciences, Inc.	915	7,064
†Krystal Biotech, Inc.	1,200	79,848
†Kura Oncology, Inc.	3,841	61,763
†Ligand Pharmaceuticals, Inc.	1,149	129,251
†MacroGenics, Inc.	2,941	25,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Madrigal Pharmaceuticals, Inc.	765	$ 75,062
†Mirati Therapeutics, Inc.	1,683	138,376
†Moderna, Inc.	10,706	1,844,216
†Myriad Genetics, Inc.	6,072	153,014
†Natera, Inc.	2,690	109,429
†Neurocrine Biosciences, Inc.	2,841	266,344
†Novavax, Inc.	1,662	122,406
†OPKO Health, Inc.	26,983	92,822
=†PDL BioPharma, Inc.	21,857	74,969
†Protagonist Therapeutics, Inc.	2,495	59,082
†Prothena Corp. PLC	2,660	97,276
†Regeneron Pharmaceuticals, Inc.	3,241	2,263,579
†REGENXBIO, Inc.	2,474	82,112
†Relay Therapeutics, Inc.	2,767	82,816
†Rhythm Pharmaceuticals, Inc.	631	7,269
†Rocket Pharmaceuticals, Inc.	4,200	66,612
†Sage Therapeutics, Inc.	1,625	53,787
†Sangamo Therapeutics, Inc.	13,158	76,448
†Sarepta Therapeutics, Inc.	2,381	186,004
†Seagen, Inc.	3,269	470,899
†Spectrum Pharmaceuticals, Inc.	5,200	6,708
†SpringWorks Therapeutics, Inc.	300	16,932
†Travere Therapeutics, Inc.	4,405	113,517
†Twist Bioscience Corp.	957	47,257
†Ultragenyx Pharmaceutical, Inc.	1,249	90,702
†United Therapeutics Corp.	3,216	576,983
†Vanda Pharmaceuticals, Inc.	5,302	59,966
†Vericel Corp.	1,820	69,560
†Vertex Pharmaceuticals, Inc.	4,329	1,129,739
†Vir Biotechnology, Inc.	2,150	55,298
†Xencor, Inc.	5,219	139,243
		33,626,213
Building Products–1.00%
A O Smith Corp.	12,081	771,855
AAON, Inc.	4,128	230,054
Advanced Drainage Systems, Inc.	7,020	834,046
Allegion PLC	4,973	545,936
†American Woodmark Corp.	2,433	119,095
Apogee Enterprises, Inc.	3,439	163,215
†Armstrong Flooring, Inc.	3,796	5,428
Armstrong World Industries, Inc.	4,709	423,857
†AZEK Co., Inc.	9,229	229,248
†Builders FirstSource, Inc.	16,653	1,074,785
Carlisle Cos., Inc.	5,516	1,356,495

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Carrier Global Corp.	37,720	$ 1,730,216
†Cornerstone Building Brands, Inc.	8,244	200,494
CSW Industrials, Inc.	1,989	233,887
Fortune Brands Home & Security, Inc.	9,293	690,284
†Gibraltar Industries, Inc.	2,498	107,289
Griffon Corp.	6,049	121,162
Insteel Industries, Inc.	1,756	64,955
†JELD-WEN Holding, Inc.	11,080	224,702
Johnson Controls International PLC	15,099	990,041
Lennox International, Inc.	1,939	499,991
Masco Corp.	10,394	530,094
†Masonite International Corp.	2,782	247,431
MDU Resources Group, Inc.	18,965	505,417
Owens Corning	8,300	759,450
†PGT Innovations, Inc.	6,091	109,516
Quanex Building Products Corp.	4,360	91,516
†Resideo Technologies, Inc.	14,386	342,818
Simpson Manufacturing Co., Inc.	4,772	520,339
Trane Technologies PLC	7,981	1,218,699
†Trex Co., Inc.	8,010	523,293
UFP Industries, Inc.	7,118	549,225
Zurn Water Solutions Corp.	11,154	394,852
		16,409,685
Capital Markets–3.11%
Affiliated Managers Group, Inc.	4,030	568,028
Ameriprise Financial, Inc.	5,240	1,573,886
Ares Management Corp. Class A	5,059	410,943
Artisan Partners Asset Management, Inc. Class A	3,789	149,097
†AssetMark Financial Holdings, Inc.	1,142	25,410
B Riley Financial, Inc.	702	49,112
Bank of New York Mellon Corp.	22,761	1,129,628
BGC Partners, Inc. Class A	30,856	135,766
BlackRock, Inc.	3,395	2,594,357
Blackstone, Inc.	10,244	1,300,373
†Blucora, Inc.	5,281	103,244
Brightsphere Investment Group, Inc.	3,103	75,248
Cboe Global Markets, Inc.	5,488	627,937
Charles Schwab Corp.	28,537	2,405,954
CME Group, Inc.	6,950	1,653,127
Cohen & Steers, Inc.	4,673	401,364
Diamond Hill Investment Group, Inc.	786	147,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions, Inc.	6,570	$ 218,518
Evercore, Inc. Class A	5,155	573,855
FactSet Research Systems, Inc.	2,036	883,929
Federated Hermes, Inc.	11,818	402,521
Franklin Resources, Inc.	20,323	567,418
Goldman Sachs Group, Inc.	12,388	4,089,279
Greenhill & Co., Inc.	3,574	55,290
Hamilton Lane, Inc. Class A	2,290	176,994
Houlihan Lokey, Inc.	2,921	256,464
Interactive Brokers Group, Inc. Class A	3,982	262,454
Intercontinental Exchange, Inc.	11,646	1,538,670
Invesco Ltd.	35,679	822,758
Janus Henderson Group PLC	11,212	392,644
Jefferies Financial Group, Inc.	16,565	544,160
KKR & Co., Inc.	18,472	1,080,058
Lazard Ltd. Class A	6,961	240,155
LPL Financial Holdings, Inc.	8,795	1,606,671
MarketAxess Holdings, Inc.	1,677	570,515
Moelis & Co. Class A	4,279	200,899
Moody's Corp.	5,830	1,967,100
Morgan Stanley	49,802	4,352,695
Morningstar, Inc.	3,729	1,018,651
MSCI, Inc.	2,227	1,119,914
Nasdaq, Inc.	7,726	1,376,773
Northern Trust Corp.	9,018	1,050,146
†Open Lending Corp. Class A	1,499	28,346
Oppenheimer Holdings, Inc. Class A	566	24,666
Piper Sandler Cos.	2,218	291,113
PJT Partners, Inc. Class A	2,208	139,369
Raymond James Financial, Inc.	11,414	1,254,513
S&P Global, Inc.	12,179	4,995,582
SEI Investments Co.	12,025	724,025
State Street Corp.	15,293	1,332,326
Stifel Financial Corp.	11,269	765,165
†StoneX Group, Inc.	1,728	128,269
T Rowe Price Group, Inc.	9,926	1,500,712
Tradeweb Markets, Inc. Class A	4,691	412,198
Virtu Financial, Inc. Class A	8,744	325,452
Virtus Investment Partners, Inc.	817	196,072
Westwood Holdings Group, Inc.	147	2,252
WisdomTree Investments, Inc.	18,923	111,078
		50,950,361

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.34%
AdvanSix, Inc.	4,807	$ 245,590
Air Products & Chemicals, Inc.	5,258	1,314,027
Albemarle Corp.	4,647	1,027,684
American Vanguard Corp.	3,629	73,741
Ashland Global Holdings, Inc.	4,435	436,448
Avient Corp.	9,434	452,832
†Axalta Coating Systems Ltd.	21,171	520,383
Balchem Corp.	2,885	394,380
Cabot Corp.	5,734	392,263
Celanese Corp.	6,285	897,938
CF Industries Holdings, Inc.	16,546	1,705,231
Chase Corp.	1,120	97,339
Chemours Co.	8,853	278,692
Corteva, Inc.	31,215	1,794,238
Dow, Inc.	44,830	2,856,568
DuPont de Nemours, Inc.	10,105	743,526
Eastman Chemical Co.	5,753	644,681
Ecolab, Inc.	8,228	1,452,736
Ecovyst, Inc.	2,891	33,420
Element Solutions, Inc.	26,715	585,059
†Ferro Corp.	7,929	172,376
FMC Corp.	5,990	788,104
FutureFuel Corp.	4,566	44,427
†GCP Applied Technologies, Inc.	5,509	173,093
Hawkins, Inc.	1,638	75,184
HB Fuller Co.	5,745	379,572
Huntsman Corp.	21,174	794,237
†Ingevity Corp.	4,179	267,749
Innospec, Inc.	2,598	240,445
International Flavors & Fragrances, Inc.	11,401	1,497,293
†Intrepid Potash, Inc.	612	50,270
Koppers Holdings, Inc.	1,784	49,096
Kronos Worldwide, Inc.	8,371	129,918
†Linde PLC	12,724	4,064,427
†Livent Corp.	5,526	144,063
†LSB Industries, Inc.	3,347	73,099
LyondellBasell Industries NV Class A	28,091	2,888,317
Minerals Technologies, Inc.	3,668	242,638
Mosaic Co.	20,562	1,367,373
NewMarket Corp.	1,227	398,014
Olin Corp.	18,769	981,243
PPG Industries, Inc.	12,119	1,588,437
Quaker Chemical Corp.	333	57,546
†Rayonier Advanced Materials, Inc.	10,113	66,442
RPM International, Inc.	7,154	582,622
Scotts Miracle-Gro Co.	5,415	665,828
Sensient Technologies Corp.	3,597	301,968
Sherwin-Williams Co.	8,753	2,184,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Stepan Co.	2,327	$ 229,931
†Trecora Resources	1,810	15,313
Tredegar Corp.	3,092	37,073
Trinseo PLC	7,005	335,680
Tronox Holdings PLC Class A	12,136	240,171
Valvoline, Inc.	14,452	456,105
†Venator Materials PLC	6,100	10,858
Westlake Chemical Corp.	6,558	809,257
		38,349,869
Commercial Services & Supplies–0.80%
ABM Industries, Inc.	6,155	283,376
ACCO Brands Corp.	15,297	122,376
Brady Corp. Class A	3,998	184,987
Brink's Co.	3,096	210,528
†Casella Waste Systems, Inc. Class A	2,209	193,619
†Cimpress PLC	1,769	112,491
Cintas Corp.	3,442	1,464,192
†Clean Harbors, Inc.	6,114	682,567
†Copart, Inc.	9,177	1,151,438
Deluxe Corp.	5,890	178,114
Ennis, Inc.	3,323	61,376
†Harsco Corp.	9,121	111,641
Healthcare Services Group, Inc.	2,712	50,362
†Heritage-Crystal Clean, Inc.	1,138	33,696
HNI Corp.	4,903	181,656
†IAA, Inc.	10,453	399,827
Interface, Inc.	8,682	117,815
†KAR Auction Services, Inc.	13,984	252,411
Kimball International, Inc. Class B	4,901	41,413
Matthews International Corp. Class A	2,732	88,408
MillerKnoll, Inc.	9,236	319,196
†Montrose Environmental Group, Inc.	573	30,329
MSA Safety, Inc.	1,744	231,429
Pitney Bowes, Inc.	13,039	67,803
†Quad/Graphics, Inc.	5,244	36,393
Republic Services, Inc.	10,714	1,419,605
Rollins, Inc.	15,837	555,087
†SP Plus Corp.	3,002	94,143
Steelcase, Inc. Class A	12,090	144,476
†Stericycle, Inc.	7,107	418,744
†Team, Inc.	2,683	5,929
Tetra Tech, Inc.	4,642	765,651
†U.S. Ecology, Inc.	3,069	146,944
UniFirst Corp.	1,742	321,016
†Viad Corp.	2,959	105,459
†Vidler Water Resouces, Inc.	2,699	41,673
VSE Corp.	600	27,654

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	15,317	$ 2,427,744
		13,081,568
Communications Equipment–0.90%
ADTRAN, Inc.	6,434	118,707
†Applied Optoelectronics, Inc.	2,558	9,337
†Arista Networks, Inc.	8,744	1,215,241
†CalAmp Corp.	2,806	20,512
†Calix, Inc.	3,340	143,319
†Ciena Corp.	14,673	889,624
Cisco Systems, Inc.	129,043	7,195,438
†CommScope Holding Co., Inc.	14,905	117,451
Comtech Telecommunications Corp.	2,467	38,707
†F5, Inc.	4,197	876,963
†Harmonic, Inc.	15,891	147,627
†Infinera Corp.	15,137	131,238
Juniper Networks, Inc.	22,261	827,219
†Lumentum Holdings, Inc.	5,089	496,686
Motorola Solutions, Inc.	5,314	1,287,051
†NETGEAR, Inc.	3,638	89,786
†NetScout Systems, Inc.	8,743	280,476
†Ribbon Communications, Inc.	7,554	23,342
Ubiquiti, Inc.	700	203,812
†Viasat, Inc.	4,826	235,509
†Viavi Solutions, Inc.	21,760	349,901
		14,697,946
Construction & Engineering–0.45%
†AECOM	12,090	928,633
†Ameresco, Inc. Class A	500	39,750
Arcosa, Inc.	4,724	270,449
Argan, Inc.	1,865	75,700
Comfort Systems USA, Inc.	3,877	345,092
†Construction Partners, Inc. Class A	3,231	84,588
†Dycom Industries, Inc.	3,130	298,164
EMCOR Group, Inc.	5,245	590,744
†Fluor Corp.	6,492	186,255
Granite Construction, Inc.	5,660	185,648
†Great Lakes Dredge & Dock Corp.	10,783	151,286
†MasTec, Inc.	9,092	791,913
†Matrix Service Co.	3,017	24,800
†MYR Group, Inc.	2,247	211,308
†NV5 Global, Inc.	1,400	186,620
Primoris Services Corp.	10,014	238,533
Quanta Services, Inc.	8,647	1,138,032
†Sterling Construction Co., Inc.	6,125	164,150
†Tutor Perini Corp.	7,043	76,064
Valmont Industries, Inc.	2,153	513,706
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	21,196	$ 829,399
		7,330,834
Construction Materials–0.18%
Eagle Materials, Inc.	4,281	549,509
Martin Marietta Materials, Inc.	2,943	1,132,731
†Summit Materials, Inc. Class A	11,378	353,401
Vulcan Materials Co.	5,108	938,340
		2,973,981
Consumer Finance–1.00%
Ally Financial, Inc.	25,875	1,125,045
American Express Co.	25,031	4,680,797
Capital One Financial Corp.	19,244	2,526,545
†Credit Acceptance Corp.	1,842	1,013,781
Discover Financial Services	17,444	1,922,154
†Encore Capital Group, Inc.	3,279	205,692
†Enova International, Inc.	5,050	191,748
†EZCORP, Inc. Class A	6,690	40,408
FirstCash Holdings, Inc.	4,561	320,821
†Green Dot Corp. Class A	3,997	109,838
†LendingClub Corp.	14,756	232,850
†LendingTree, Inc.	513	61,391
Navient Corp.	19,563	333,353
Nelnet, Inc. Class A	2,759	234,487
OneMain Holdings, Inc.	11,443	542,513
†PRA Group, Inc.	5,542	249,833
†PROG Holdings, Inc.	6,205	178,518
SLM Corp.	54,985	1,009,525
Synchrony Financial	33,304	1,159,312
†World Acceptance Corp.	1,118	214,477
		16,353,088
Containers & Packaging–0.76%
Amcor PLC	94,418	1,069,756
AptarGroup, Inc.	6,267	736,373
†Ardagh Metal Packaging SA	6,180	50,243
Avery Dennison Corp.	6,517	1,133,762
Ball Corp.	12,596	1,133,640
†Berry Global Group, Inc.	15,811	916,406
Crown Holdings, Inc.	7,001	875,755
Graphic Packaging Holding Co.	37,740	756,310
Greif, Inc. Class A	4,608	299,144
International Paper Co.	21,242	980,318
Myers Industries, Inc.	2,920	63,072
†O-I Glass, Inc.	15,403	203,012
Packaging Corp. of America	7,935	1,238,733
†Ranpak Holdings Corp.	2,426	49,563
Sealed Air Corp.	10,093	675,827
Silgan Holdings, Inc.	16,148	746,522

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sonoco Products Co.	11,690	$ 731,326
TriMas Corp.	5,477	175,757
Westrock Co.	12,881	605,793
		12,441,312
Distributors–0.15%
Genuine Parts Co.	8,090	1,019,502
LKQ Corp.	14,159	642,960
Pool Corp.	1,930	816,101
		2,478,563
Diversified Consumer Services–0.29%
ADT, Inc.	37,621	285,544
†Adtalem Global Education, Inc.	5,122	152,175
†American Public Education, Inc.	2,213	47,004
†Bright Horizons Family Solutions, Inc.	3,064	406,562
Carriage Services, Inc.	2,326	124,046
†Chegg, Inc.	2,936	106,518
†frontdoor, Inc.	5,297	158,116
Graham Holdings Co. Class B	453	276,996
†Grand Canyon Education, Inc.	4,629	449,522
H&R Block, Inc.	11,858	308,782
†Houghton Mifflin Harcourt Co.	18,319	384,882
Laureate Education, Inc. Class A	1,100	13,035
†Perdoceo Education Corp.	7,863	90,267
†Regis Corp.	4,006	8,493
Service Corp. International	16,855	1,109,396
Strategic Education, Inc.	2,304	152,940
†Stride, Inc.	4,689	170,351
†Terminix Global Holdings, Inc.	10,594	483,404
†WW International, Inc.	6,119	62,597
		4,790,630
Diversified Financial Services–1.16%
Apollo Global Management, Inc.	13,763	853,168
†Berkshire Hathaway, Inc. Class B	46,847	16,532,775
†Cannae Holdings, Inc.	9,850	235,612
Equitable Holdings, Inc.	26,506	819,300
Voya Financial, Inc.	8,511	564,705
		19,005,560
Diversified Telecommunication Services–1.10%
†Anterix, Inc.	2,400	138,960
AT&T, Inc.	262,090	6,193,187
ATN International, Inc.	2,414	96,270
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	2,734	$ 181,401
†Consolidated Communications Holdings, Inc.	10,085	59,501
†EchoStar Corp. Class A	4,326	105,295
†IDT Corp. Class B	3,397	115,804
†Iridium Communications, Inc.	10,976	442,552
†Liberty Latin America Ltd. Class A	11,079	106,551
Lumen Technologies, Inc.	87,403	985,032
†Telesat Corp.	573	9,455
Verizon Communications, Inc.	188,011	9,577,280
		18,011,288
Electric Utilities–1.40%
ALLETE, Inc.	3,194	213,934
Alliant Energy Corp.	10,808	675,284
American Electric Power Co., Inc.	14,504	1,447,064
Avangrid, Inc.	2,641	123,440
†Constellation Energy Corp.	8,864	498,600
Duke Energy Corp.	20,114	2,245,929
Edison International	12,899	904,220
Entergy Corp.	5,703	665,825
Evergy, Inc.	9,198	628,591
Eversource Energy	11,554	1,018,947
Exelon Corp.	26,594	1,266,672
FirstEnergy Corp.	22,090	1,013,047
Hawaiian Electric Industries, Inc.	8,248	348,973
IDACORP, Inc.	3,906	450,596
MGE Energy, Inc.	2,722	217,188
NextEra Energy, Inc.	49,532	4,195,856
NRG Energy, Inc.	25,841	991,261
OGE Energy Corp.	8,515	347,242
Otter Tail Corp.	3,279	204,938
†PG&E Corp.	11,609	138,612
Pinnacle West Capital Corp.	5,231	408,541
PNM Resources, Inc.	8,002	381,455
Portland General Electric Co.	5,391	297,314
PPL Corp.	26,960	769,978
Southern Co.	29,326	2,126,428
Xcel Energy, Inc.	17,587	1,269,254
		22,849,189
Electrical Equipment–0.78%
Acuity Brands, Inc.	2,185	413,620
Allied Motion Technologies, Inc.	2,562	76,450
AMETEK, Inc.	11,026	1,468,443

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Atkore, Inc.	4,968	$ 489,050
AZZ, Inc.	3,479	167,827
Eaton Corp. PLC	11,525	1,749,034
Emerson Electric Co.	19,279	1,890,306
Encore Wire Corp.	2,824	322,134
EnerSys	4,508	336,162
†FuelCell Energy, Inc.	4,376	25,206
†Generac Holdings, Inc.	2,548	757,418
GrafTech International Ltd.	5,319	51,169
Hubbell, Inc.	4,696	862,984
nVent Electric PLC	8,024	279,075
†Plug Power, Inc.	4,000	114,440
Powell Industries, Inc.	1,827	35,480
Regal Rexnord Corp.	6,033	897,590
Rockwell Automation, Inc.	5,678	1,590,010
†Sensata Technologies Holding PLC	13,114	666,847
†Sunrun, Inc.	12,414	377,013
†Thermon Group Holdings, Inc.	3,728	60,394
†TPI Composites, Inc.	2,950	41,477
†Vicor Corp.	1,501	105,895
		12,778,024
Electronic Equipment, Instruments & Components–1.32%
Advanced Energy Industries, Inc.	3,148	270,980
Amphenol Corp. Class A	19,981	1,505,568
†Arlo Technologies, Inc.	6,220	55,109
†Arrow Electronics, Inc.	7,305	866,592
Avnet, Inc.	8,965	363,889
Badger Meter, Inc.	2,792	278,390
Belden, Inc.	4,758	263,593
Benchmark Electronics, Inc.	4,152	103,966
CDW Corp.	6,348	1,135,594
Cognex Corp.	7,440	573,996
†Coherent, Inc.	2,520	688,867
Corning, Inc.	36,605	1,351,091
CTS Corp.	4,313	152,421
†Daktronics, Inc.	5,746	22,065
†ePlus, Inc.	3,272	183,428
†Fabrinet	2,950	310,134
†FARO Technologies, Inc.	1,676	87,018
†Flex Ltd.	50,884	943,898
†II-VI, Inc.	5,408	392,026
†Insight Enterprises, Inc.	2,880	309,082
†IPG Photonics Corp.	3,916	429,820
†Itron, Inc.	2,913	153,457
Jabil, Inc.	20,212	1,247,687
†Keysight Technologies, Inc.	9,796	1,547,474
†Knowles Corp.	9,789	210,757
Littelfuse, Inc.	2,042	509,295
Methode Electronics, Inc.	4,593	198,647
National Instruments Corp.	10,428	423,273
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Novanta, Inc.	3,392	$ 482,648
†OSI Systems, Inc.	1,492	126,999
PC Connection, Inc.	3,183	166,757
†Plexus Corp.	3,104	253,938
†Rogers Corp.	1,659	450,750
†Sanmina Corp.	7,565	305,777
†ScanSource, Inc.	4,669	162,435
TD SYNNEX Corp.	6,774	699,145
TE Connectivity Ltd.	9,529	1,248,108
†Teledyne Technologies, Inc.	2,106	995,359
†Trimble, Inc.	10,796	778,824
†TTM Technologies, Inc.	12,750	188,955
Vishay Intertechnology, Inc.	13,041	255,604
Vontier Corp.	5,237	132,967
†Zebra Technologies Corp. Class A	2,031	840,225
		21,666,608
Energy Equipment & Services–0.55%
Archrock, Inc.	16,319	150,624
Baker Hughes Co.	31,272	1,138,614
†Bristow Group, Inc.	670	24,844
Cactus, Inc. Class A	3,339	189,455
†ChampionX Corp.	17,282	423,063
Core Laboratories NV	3,764	119,055
†DMC Global, Inc.	1,792	54,656
†Dril-Quip, Inc.	4,298	160,530
†Expro Group Holdings NV	4,117	73,200
†Exterran Corp.	5,755	35,739
†Forum Energy Technologies, Inc.	581	13,305
Halliburton Co.	43,437	1,644,959
†Helix Energy Solutions Group, Inc.	20,202	96,566
Helmerich & Payne, Inc.	7,597	325,000
†Liberty Oilfield Services, Inc. Class A	13,753	203,819
†Mammoth Energy Services, Inc.	3,494	7,442
†Nabors Industries Ltd.	845	129,048
†Newpark Resources, Inc.	12,083	44,224
†NexTier Oilfield Solutions, Inc.	25,985	240,101
NOV, Inc.	21,887	429,204
†Oceaneering International, Inc.	12,328	186,892
†Oil States International, Inc.	6,670	46,357
Patterson-UTI Energy, Inc.	16,123	249,584
†ProPetro Holding Corp.	10,570	147,240
†RPC, Inc.	14,752	157,404
Schlumberger NV	41,543	1,716,141
†SEACOR Marine Holdings, Inc.	2,951	23,815

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Select Energy Services, Inc. Class A	17,227	$ 147,635
†Technip Energies NV ADR	4,161	50,390
†TechnipFMC PLC	20,805	161,239
†TETRA Technologies, Inc.	6,536	26,863
†Tidewater, Inc.	1,101	23,936
†Transocean Ltd.	38,916	177,846
†U.S. Silica Holdings, Inc.	11,361	211,996
†Weatherford International PLC	4,039	134,499
		8,965,285
Entertainment–0.96%
Activision Blizzard, Inc.	15,960	1,278,556
†Cinemark Holdings, Inc.	7,998	138,205
Electronic Arts, Inc.	10,593	1,340,120
†IMAX Corp.	4,896	92,681
†Liberty Media Corp. - Liberty Formula One	15,678	1,094,951
†Liberty Media Corp.-Liberty Braves	594	17,095
†Liberty Media Corp-Liberty Braves	1,227	34,246
†Liberty Media Corp-Liberty Formula One	1,485	93,748
†Lions Gate Entertainment Corp.	18,098	279,301
†Live Nation Entertainment, Inc.	7,827	920,768
†Madison Square Garden Entertainment Corp.	3,215	267,842
†Marcus Corp.	3,838	67,933
†Netflix, Inc.	8,642	3,237,207
†Playtika Holding Corp.	3,992	77,165
†Reading International, Inc. Class A	489	2,093
†ROBLOX Corp. Class A	5,329	246,413
†Roku, Inc.	753	94,328
†Spotify Technology SA	435	65,694
†Take-Two Interactive Software, Inc.	3,820	587,287
†Walt Disney Co.	34,140	4,682,642
Warner Music Group Corp. Class A	2,536	95,988
World Wrestling Entertainment, Inc. Class A	3,541	221,100
†Zynga, Inc. Class A	82,444	761,783
		15,697,146
Food & Staples Retailing–1.64%
†Albertsons Cos., Inc. Class A	4,461	148,328
Andersons, Inc.	4,370	219,636
†BJ's Wholesale Club Holdings, Inc.	10,299	696,316
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Casey's General Stores, Inc.	3,835	$ 759,982
†Chefs' Warehouse, Inc.	2,580	84,108
Costco Wholesale Corp.	13,598	7,830,408
†Grocery Outlet Holding Corp.	1,953	64,019
Ingles Markets, Inc. Class A	2,345	208,822
Kroger Co.	67,817	3,890,661
Natural Grocers by Vitamin Cottage, Inc.	3,652	71,579
†Performance Food Group Co.	12,066	614,280
PriceSmart, Inc.	1,845	145,515
†Rite Aid Corp.	5,316	46,515
SpartanNash Co.	5,888	194,245
†Sprouts Farmers Market, Inc.	14,602	466,972
Sysco Corp.	23,187	1,893,219
†U.S. Foods Holding Corp.	16,963	638,318
†United Natural Foods, Inc.	6,297	260,381
Village Super Market, Inc. Class A	618	15,141
Walgreens Boots Alliance, Inc.	24,875	1,113,654
Walmart, Inc.	48,739	7,258,212
Weis Markets, Inc.	3,330	237,829
		26,858,140
Food Products–1.50%
Alico, Inc.	234	8,789
Archer-Daniels-Midland Co.	23,598	2,129,955
B&G Foods, Inc.	9,162	247,191
Bunge Ltd.	14,564	1,613,837
Calavo Growers, Inc.	1,666	60,726
†Cal-Maine Foods, Inc.	5,325	294,046
Campbell Soup Co.	23,610	1,052,298
Conagra Brands, Inc.	24,666	828,038
†Darling Ingredients, Inc.	17,161	1,379,401
†Farmer Bros Co.	400	2,848
Flowers Foods, Inc.	21,330	548,394
Fresh Del Monte Produce, Inc.	6,313	163,570
†Freshpet, Inc.	885	90,836
General Mills, Inc.	34,551	2,339,794
†Hain Celestial Group, Inc.	9,937	341,833
Hershey Co.	6,995	1,515,327
Hormel Foods Corp.	18,651	961,273
†Hostess Brands, Inc.	13,011	285,461
Ingredion, Inc.	7,407	645,520
J & J Snack Foods Corp.	1,370	212,487
J M Smucker Co.	5,753	779,014
John B Sanfilippo & Son, Inc.	748	62,413
Kellogg Co.	18,088	1,166,495
Kraft Heinz Co.	19,060	750,773
Lamb Weston Holdings, Inc.	5,940	355,865
Lancaster Colony Corp.	2,661	396,888
†Landec Corp.	1,935	22,407
McCormick & Co., Inc.	10,851	1,082,954

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	29,450	$ 1,848,871
†Pilgrim's Pride Corp.	10,200	256,020
†Post Holdings, Inc.	8,460	585,940
Sanderson Farms, Inc.	2,438	457,101
Seaboard Corp.	14	58,877
†Simply Good Foods Co.	7,603	288,534
Tootsie Roll Industries, Inc.	1,500	52,440
†TreeHouse Foods, Inc.	5,737	185,076
Tyson Foods, Inc. Class A	15,575	1,395,987
		24,467,279
Gas Utilities–0.20%
Atmos Energy Corp.	5,568	665,320
Chesapeake Utilities Corp.	776	106,902
Macquarie Infrastructure Corp.	5,269	19,653
National Fuel Gas Co.	7,308	502,060
New Jersey Resources Corp.	8,468	388,343
Northwest Natural Holding Co.	2,733	141,351
ONE Gas, Inc.	2,955	260,749
South Jersey Industries, Inc.	7,029	242,852
†Southwest Gas Holdings, Inc.	3,302	258,514
Spire, Inc.	3,336	239,391
UGI Corp.	11,119	402,730
		3,227,865
Health Care Equipment & Supplies–2.01%
Abbott Laboratories	38,586	4,567,039
†ABIOMED, Inc.	1,351	447,505
†Align Technology, Inc.	1,343	585,548
†AngioDynamics, Inc.	5,678	122,304
†Artivion, Inc.	4,470	95,569
†AtriCure, Inc.	1,380	90,625
Atrion Corp.	226	161,138
†Avanos Medical, Inc.	5,480	183,580
†Axonics, Inc.	1,703	106,608
Baxter International, Inc.	16,653	1,291,274
Becton Dickinson & Co.	5,266	1,400,756
†Boston Scientific Corp.	19,203	850,501
†Cardiovascular Systems, Inc.	1,059	23,933
CONMED Corp.	1,948	289,375
Cooper Cos., Inc.	1,861	777,135
Dentsply Sirona, Inc.	8,257	406,410
†Dexcom, Inc.	1,226	627,222
†Edwards Lifesciences Corp.	11,926	1,403,929
†Envista Holdings Corp.	5,087	247,788
†Glaukos Corp.	1,111	64,238
†Globus Medical, Inc. Class A	6,424	473,963
†Haemonetics Corp.	4,127	260,909
†Heska Corp.	496	68,587
†Hologic, Inc.	14,575	1,119,652
†ICU Medical, Inc.	1,303	290,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories, Inc.	2,939	$ 1,607,809
†Inari Medical, Inc.	600	54,384
†Inogen, Inc.	1,392	45,129
†Insulet Corp.	1,631	434,482
†Integer Holdings Corp.	3,432	276,516
†Integra LifeSciences Holdings Corp.	6,337	407,216
†Intuitive Surgical, Inc.	6,318	1,906,014
†Invacare Corp.	4,463	6,293
†iRhythm Technologies, Inc.	418	65,823
†Lantheus Holdings, Inc.	4,262	235,731
LeMaitre Vascular, Inc.	1,018	47,307
†LENSAR, Inc.	1,658	12,269
†LivaNova PLC	3,945	322,819
†Masimo Corp.	2,348	341,728
Medtronic PLC	25,795	2,861,955
†Meridian Bioscience, Inc.	6,320	164,067
†Merit Medical Systems, Inc.	4,562	303,464
†Natus Medical, Inc.	5,448	143,173
†Neogen Corp.	6,916	213,289
†Nevro Corp.	1,168	84,481
†Novocure Ltd.	1,324	109,693
†NuVasive, Inc.	4,122	233,717
†OraSure Technologies, Inc.	3,636	24,652
†Orthofix Medical, Inc.	3,349	109,512
†Penumbra, Inc.	719	159,712
†Quidel Corp.	3,344	376,066
ResMed, Inc.	5,495	1,332,592
†SeaSpine Holdings Corp.	1,244	15,127
†Shockwave Medical, Inc.	360	74,650
†STAAR Surgical Co.	700	55,937
Steris PLC	4,480	1,083,130
Stryker Corp.	6,958	1,860,221
†Surgalign Holdings, Inc.	7,962	2,423
†Surmodics, Inc.	1,196	54,215
†Tandem Diabetes Care, Inc.	1,145	133,152
Teleflex, Inc.	1,857	658,919
†Varex Imaging Corp.	4,849	103,235
Zimmer Biomet Holdings, Inc.	8,329	1,065,279
†Zimvie, Inc.	832	19,003
		32,960,872
Health Care Providers & Services–3.08%
†Acadia Healthcare Co., Inc.	9,522	623,977
†Addus HomeCare Corp.	1,490	139,002
†Amedisys, Inc.	2,782	479,311
AmerisourceBergen Corp.	9,288	1,436,946
†AMN Healthcare Services, Inc.	4,516	471,154
Anthem, Inc.	6,867	3,373,208
†Apollo Medical Holdings, Inc.	2,925	141,775
†Brookdale Senior Living, Inc.	25,409	179,133
Cardinal Health, Inc.	17,536	994,291

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene Corp.	17,165	$ 1,445,121
Chemed Corp.	1,406	712,209
Cigna Corp.	12,162	2,914,137
†Community Health Systems, Inc.	14,031	166,548
†CorVel Corp.	1,436	241,880
†Covetrus, Inc.	5,946	99,833
†Cross Country Healthcare, Inc.	2,295	49,733
CVS Health Corp.	49,828	5,043,092
†DaVita, Inc.	9,746	1,102,370
Encompass Health Corp.	10,482	745,375
Ensign Group, Inc.	6,380	574,264
†Enzo Biochem, Inc.	4,600	13,340
†Guardant Health, Inc.	2,729	180,769
†Hanger, Inc.	4,881	89,469
HCA Healthcare, Inc.	6,578	1,648,578
†HealthEquity, Inc.	1,071	72,228
†Henry Schein, Inc.	9,338	814,180
Humana, Inc.	3,293	1,433,015
†Laboratory Corp. of America Holdings	6,831	1,801,061
†LHC Group, Inc.	2,369	399,413
McKesson Corp.	5,753	1,761,166
†MEDNAX, Inc.	8,411	197,490
†ModivCare, Inc.	1,930	222,703
†Molina Healthcare, Inc.	5,201	1,735,002
National HealthCare Corp.	1,916	134,561
†Option Care Health, Inc.	8,414	240,304
Owens & Minor, Inc.	8,370	368,447
Patterson Cos., Inc.	9,569	309,749
†Pennant Group, Inc.	3,570	66,509
†PetIQ, Inc.	1,604	39,138
Premier, Inc. Class A	5,449	193,930
†Progyny, Inc.	1,799	92,469
Quest Diagnostics, Inc.	9,564	1,308,929
†R1 RCM, Inc.	8,188	219,111
Select Medical Holdings Corp.	14,513	348,167
†Surgery Partners, Inc.	2,745	151,112
†Tenet Healthcare Corp.	9,313	800,545
U.S. Physical Therapy, Inc.	1,000	99,450
UnitedHealth Group, Inc.	27,006	13,772,250
Universal Health Services, Inc. Class B	6,700	971,165
		50,417,609
Health Care Technology–0.26%
†Allscripts Healthcare Solutions, Inc.	12,205	274,857
Cerner Corp.	20,352	1,904,133
†Change Healthcare, Inc.	16,317	355,711
†Computer Programs & Systems, Inc.	971	33,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Evolent Health, Inc. Class A	7,583	$ 244,931
†GoodRx Holdings, Inc. Class A	3,965	76,643
†HealthStream, Inc.	2,606	51,912
†NextGen Healthcare, Inc.	6,248	130,646
†Omnicell, Inc.	2,223	287,856
†Teladoc Health, Inc.	5,765	415,829
†Veeva Systems, Inc. Class A	2,496	530,300
		4,306,269
Hotels, Restaurants & Leisure–1.80%
Aramark	18,038	678,229
†Biglari Holdings, Inc.	1	145
†BJ's Restaurants, Inc.	1,988	56,260
Bloomin' Brands, Inc.	5,220	114,527
†Bluegreen Vacations Holding Corp.	529	15,643
†Booking Holdings, Inc.	397	932,335
Boyd Gaming Corp.	3,668	241,281
†Brinker International, Inc.	3,450	131,652
†Caesars Entertainment, Inc.	9,211	712,563
†Carnival Corp.	31,390	634,706
Carrols Restaurant Group, Inc.	5,537	12,514
†Cheesecake Factory, Inc.	3,055	121,558
†Chipotle Mexican Grill, Inc.	824	1,303,593
Choice Hotels International, Inc.	4,504	638,487
Churchill Downs, Inc.	1,635	362,610
†Chuy's Holdings, Inc.	1,400	37,800
Cracker Barrel Old Country Store, Inc.	2,215	262,987
Darden Restaurants, Inc.	6,117	813,255
†Dave & Buster's Entertainment, Inc.	4,590	225,369
†Denny's Corp.	3,860	55,237
Domino's Pizza, Inc.	1,369	557,197
†El Pollo Loco Holdings, Inc.	3,990	46,364
†Expedia Group, Inc.	2,936	574,487
†Fiesta Restaurant Group, Inc.	2,409	18,007
†Hilton Grand Vacations, Inc.	4,607	239,610
†Hilton Worldwide Holdings, Inc.	9,005	1,366,419
†Hyatt Hotels Corp. Class A	2,033	194,050
Jack in the Box, Inc.	1,951	182,243
†Las Vegas Sands Corp.	8,039	312,476
†Marriott International, Inc. Class A	9,978	1,753,633
Marriott Vacations Worldwide Corp.	3,604	568,351
McDonald's Corp.	19,848	4,908,013
MGM Resorts International	16,524	693,017

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings Ltd.	22,655	$ 495,691
Papa John's International, Inc.	2,370	249,514
†Penn National Gaming, Inc.	9,276	393,488
†Planet Fitness, Inc. Class A	6,007	507,471
†Playa Hotels & Resorts NV	2,978	25,760
†Red Robin Gourmet Burgers, Inc.	2,551	43,010
Red Rock Resorts, Inc. Class A	5,252	255,037
†Royal Caribbean Cruises Ltd.	10,175	852,461
†Ruth's Hospitality Group, Inc.	5,354	122,499
†Scientific Games Corp. Class A	7,878	462,832
†SeaWorld Entertainment, Inc.	7,588	564,851
†Shake Shack, Inc. Class A	1,397	94,856
†Six Flags Entertainment Corp.	2,363	102,790
Starbucks Corp.	29,269	2,662,601
Texas Roadhouse, Inc.	5,372	449,798
Travel & Leisure Co.	6,597	382,230
Vail Resorts, Inc.	1,643	427,624
Wendy's Co.	21,332	468,664
Wingstop, Inc.	2,063	242,093
Wyndham Hotels & Resorts, Inc.	4,719	399,652
†Wynn Resorts Ltd.	3,118	248,629
Yum! Brands, Inc.	10,780	1,277,753
		29,493,922
Household Durables–0.89%
†Beazer Homes USA, Inc.	1,618	24,626
†Cavco Industries, Inc.	837	201,591
Century Communities, Inc.	3,853	206,405
DR Horton, Inc.	27,293	2,033,601
Ethan Allen Interiors, Inc.	3,617	94,295
Flexsteel Industries, Inc.	262	5,057
Garmin Ltd.	9,022	1,070,099
†GoPro, Inc. Class A	2,300	19,619
†Green Brick Partners, Inc.	1,200	23,712
Hamilton Beach Brands Holding Co. Class A	400	4,652
†Helen of Troy Ltd.	2,108	412,831
Hooker Furnishings Corp.	1,803	34,149
Installed Building Products, Inc.	2,299	194,243
†iRobot Corp.	1,300	82,420
KB Home	9,361	303,109
La-Z-Boy, Inc.	5,162	136,122
Leggett & Platt, Inc.	12,560	437,088
Lennar Corp.	13,397	1,080,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†LGI Homes, Inc.	2,369	$ 231,404
†Lovesac Co.	1,377	74,441
†M/I Homes, Inc.	4,399	195,096
MDC Holdings, Inc.	7,338	277,670
†Meritage Homes Corp.	5,353	424,118
†Mohawk Industries, Inc.	2,934	364,403
Newell Brands, Inc.	34,587	740,508
†NVR, Inc.	255	1,139,154
PulteGroup, Inc.	22,245	932,065
†Skyline Champion Corp.	3,677	201,794
†Sonos, Inc.	2,851	80,455
†Taylor Morrison Home Corp.	12,982	353,370
Tempur Sealy International, Inc.	15,090	421,313
Toll Brothers, Inc.	9,920	466,438
†TopBuild Corp.	4,347	788,502
†Tri Pointe Homes, Inc.	13,629	273,670
†Tupperware Brands Corp.	4,293	83,499
†Universal Electronics, Inc.	1,276	39,862
Whirlpool Corp.	6,418	1,108,902
		14,561,141
Household Products–1.08%
†Central Garden & Pet Co.	5,487	223,760
Church & Dwight Co., Inc.	11,426	1,135,516
Clorox Co.	6,009	835,431
Colgate-Palmolive Co.	22,655	1,717,929
Energizer Holdings, Inc.	2,995	92,126
Kimberly-Clark Corp.	9,668	1,190,711
Procter & Gamble Co.	78,038	11,924,206
†Reynolds Consumer Products, Inc.	1,713	50,259
Spectrum Brands Holdings, Inc.	4,932	437,567
WD-40 Co.	802	146,951
		17,754,456
Independent Power and Renewable Electricity Producers–0.19%
AES Corp.	27,893	717,687
Atlantica Sustainable Infrastructure PLC	8,753	306,968
Brookfield Renewable Corp. Class A	8,421	368,840
Clearway Energy, Inc.	11,203	395,623
Ormat Technologies, Inc.	5,007	409,723
†Sunnova Energy International, Inc.	2,425	55,920
Vistra Corp.	37,351	868,411
		3,123,172
Industrial Conglomerates–0.67%
3M Co.	26,047	3,877,878
General Electric Co.	20,420	1,868,430
Honeywell International, Inc.	21,247	4,134,241

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Roper Technologies, Inc.	2,223	$ 1,049,767
		10,930,316
Insurance–3.02%
Aflac, Inc.	20,502	1,320,124
†Alleghany Corp.	1,012	857,164
Allstate Corp.	21,849	3,026,305
†Ambac Financial Group, Inc.	5,809	60,414
American Equity Investment Life Holding Co.	7,892	314,970
American Financial Group, Inc.	6,739	981,333
American International Group, Inc.	22,594	1,418,225
American National Group, Inc.	2,184	412,973
AMERISAFE, Inc.	2,406	119,506
Aon PLC Class A	7,456	2,427,897
†Arch Capital Group Ltd.	20,393	987,429
Argo Group International Holdings Ltd.	2,831	116,864
Arthur J Gallagher & Co.	8,419	1,469,957
Assurant, Inc.	4,180	760,049
Assured Guaranty Ltd.	8,298	528,251
Axis Capital Holdings Ltd.	7,323	442,822
†Brighthouse Financial, Inc.	8,990	464,423
Brown & Brown, Inc.	14,922	1,078,413
Chubb Ltd.	11,488	2,457,283
Cincinnati Financial Corp.	7,701	1,047,028
CNA Financial Corp.	4,359	211,935
†eHealth, Inc.	2,423	30,069
Employers Holdings, Inc.	3,284	134,710
†Enstar Group Ltd.	1,331	347,591
Erie Indemnity Co. Class A	2,514	442,791
Everest Re Group Ltd.	2,439	735,066
†FedNat Holding Co.	2,034	2,746
Fidelity National Financial, Inc.	24,731	1,207,862
First American Financial Corp.	12,666	821,010
†Genworth Financial, Inc. Class A	43,794	165,541
Globe Life, Inc.	8,750	880,250
†Greenlight Capital Re Ltd. Class A	4,459	31,525
Hanover Insurance Group, Inc.	4,661	696,913
Hartford Financial Services Group, Inc.	18,488	1,327,623
HCI Group, Inc.	2,595	176,927
Heritage Insurance Holdings, Inc.	3,747	26,754
Horace Mann Educators Corp.	5,165	216,052
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
James River Group Holdings Ltd.	3,086	$ 76,348
Kemper Corp.	7,106	401,773
Kinsale Capital Group, Inc.	1,057	241,017
Loews Corp.	10,924	708,094
†Maiden Holdings Ltd.	12,125	29,221
†Markel Corp.	624	920,550
Marsh & McLennan Cos., Inc.	16,202	2,761,145
Mercury General Corp.	6,071	333,905
MetLife, Inc.	20,200	1,419,656
National Western Life Group, Inc. Class A	415	87,316
†NI Holdings, Inc.	900	15,264
Old Republic International Corp.	27,874	721,100
†Palomar Holdings, Inc.	897	57,399
Primerica, Inc.	4,918	672,881
Principal Financial Group, Inc.	13,466	988,539
ProAssurance Corp.	6,511	175,016
Progressive Corp.	17,058	1,944,441
Prudential Financial, Inc.	11,106	1,312,396
Reinsurance Group of America, Inc.	4,774	522,562
RenaissanceRe Holdings Ltd.	3,891	616,762
RLI Corp.	3,097	342,621
Safety Insurance Group, Inc.	2,074	188,423
Selective Insurance Group, Inc.	7,063	631,150
†SiriusPoint Ltd.	13,203	98,758
Stewart Information Services Corp.	3,350	203,044
Travelers Cos., Inc.	16,240	2,967,535
†Trupanion, Inc.	1,512	134,749
United Fire Group, Inc.	3,480	108,124
United Insurance Holdings Corp.	4,888	16,179
Universal Insurance Holdings, Inc.	7,335	98,949
Unum Group	9,122	287,434
W R Berkley Corp.	15,738	1,047,993
White Mountains Insurance Group Ltd.	305	346,553
Willis Towers Watson PLC	5,334	1,259,998
		49,483,690
Interactive Media & Services–3.81%
†Alphabet, Inc. Class C	7,515	20,989,320
†Alphabet, Inc. Class A	7,902	21,978,228
†Angi, Inc.	2,100	11,907
†Cargurus, Inc.	2,819	119,695
†Cars.com, Inc.	8,684	125,310
†DHI Group, Inc.	5,517	32,826
†Match Group, Inc.	9,882	1,074,568

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Meta Platforms, Inc. Class A	71,933	$ 15,995,022
†Pinterest, Inc. Class A	7,293	179,481
†QuinStreet, Inc.	3,909	45,344
†Snap, Inc. Class A	4,200	151,158
†TripAdvisor, Inc.	8,010	217,231
†TrueCar, Inc.	10,819	42,735
†Twitter, Inc.	13,007	503,241
†Yelp, Inc.	6,349	216,564
†Zedge, Inc. Class B	1,132	6,894
†Ziff Davis, Inc.	5,206	503,837
†Zillow Group, Inc.	2,234	107,746
†ZipRecruiter, Inc. Class A	4,534	104,191
		62,405,298
Internet & Direct Marketing Retail–2.69%
†1-800-Flowers.com, Inc. Class A	5,253	67,028
†Amazon.com, Inc.	12,622	41,147,089
†Chewy, Inc. Class A	1,306	53,259
eBay, Inc.	27,421	1,570,126
†Etsy, Inc.	4,697	583,743
†Lands' End, Inc.	2,926	49,508
†Liquidity Services, Inc.	356	6,095
PetMed Express, Inc.	1,000	25,800
†Quotient Technology, Inc.	10,979	70,046
Qurate Retail, Inc.	23,614	112,402
†Revolve Group, Inc.	600	32,214
Shutterstock, Inc.	1,235	114,954
†Wayfair, Inc. Class A	2,356	260,998
		44,093,262
IT Services–4.09%
Accenture PLC Class A	21,314	7,187,720
†Akamai Technologies, Inc.	8,140	971,835
Alliance Data Systems Corp.	4,827	271,036
Amdocs Ltd.	9,367	770,061
Automatic Data Processing, Inc.	17,610	4,006,979
†Block, Inc.	4,058	550,265
†BM Technologies, Inc.	562	4,805
Broadridge Financial Solutions, Inc.	6,640	1,033,914
Cass Information Systems, Inc.	1,874	69,169
†Cloudflare, Inc. Class A	1,236	147,949
Cognizant Technology Solutions Corp. Class A	17,896	1,604,734
Concentrix Corp.	5,575	928,572
†Conduent, Inc.	18,114	93,468
CSG Systems International, Inc.	2,870	182,446
†DXC Technology Co.	19,155	625,028
†EPAM Systems, Inc.	1,758	521,440
†Euronet Worldwide, Inc.	4,413	574,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
EVERTEC, Inc.	7,143	$ 292,363
†Evo Payments, Inc. Class A	463	10,691
†ExlService Holdings, Inc.	2,948	422,360
Fidelity National Information Services, Inc.	16,512	1,658,135
†Fiserv, Inc.	15,359	1,557,403
†FleetCor Technologies, Inc.	4,616	1,149,661
†Gartner, Inc.	3,901	1,160,392
Genpact Ltd.	17,874	777,698
Global Payments, Inc.	8,159	1,116,478
†Globant SA	1,717	449,974
†GoDaddy, Inc. Class A	3,510	293,787
Hackett Group, Inc.	2,613	60,256
International Business Machines Corp.	43,938	5,712,819
Jack Henry & Associates, Inc.	3,805	749,775
†Kyndryl Holdings, Inc.	8,787	115,285
†Limelight Networks, Inc.	5,104	26,643
†LiveRamp Holdings, Inc.	4,728	176,780
Mastercard, Inc. Class A	30,330	10,839,335
Maximus, Inc.	7,040	527,648
†MoneyGram International, Inc.	1,616	17,065
†MongoDB, Inc.	1,325	587,757
†Okta, Inc.	2,043	308,411
Paychex, Inc.	11,107	1,515,772
†PayPal Holdings, Inc.	19,280	2,229,732
†Perficient, Inc.	3,007	331,041
†Snowflake, Inc. Class A	2,969	680,287
SolarWinds Corp.	4,705	62,624
Switch, Inc. Class A	6,909	212,935
TTEC Holdings, Inc.	4,912	405,338
†Twilio, Inc. Class A	2,382	392,577
†Unisys Corp.	5,740	124,041
†VeriSign, Inc.	3,545	788,621
Visa, Inc. Class A	52,344	11,608,329
Western Union Co.	21,608	404,934
†WEX, Inc.	3,024	539,633
		66,850,353
Leisure Products–0.20%
Acushnet Holdings Corp.	6,089	245,143
†American Outdoor Brands, Inc.	2,016	26,470
Brunswick Corp.	7,857	635,553
Hasbro, Inc.	7,816	640,287
Johnson Outdoors, Inc. Class A	842	65,449
†Malibu Boats, Inc. Class A	2,224	129,014
†Mattel, Inc.	18,587	412,817
†Nautilus, Inc.	4,229	17,423
†Peloton Interactive, Inc. Class A	4,493	118,705

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Polaris, Inc.	4,675	$ 492,371
Smith & Wesson Brands, Inc.	8,067	122,054
†Vista Outdoor, Inc.	7,301	260,573
†YETI Holdings, Inc.	3,031	181,799
		3,347,658
Life Sciences Tools & Services–1.36%
†10X Genomics, Inc. Class A	375	28,526
†Adaptive Biotechnologies Corp.	4,935	68,498
Agilent Technologies, Inc.	7,884	1,043,290
†Avantor, Inc.	21,138	714,887
†Bio-Rad Laboratories, Inc. Class A	1,047	589,702
Bio-Techne Corp.	1,282	555,157
Bruker Corp.	12,233	786,582
†Charles River Laboratories International, Inc.	1,891	536,987
Danaher Corp.	11,681	3,426,388
†Illumina, Inc.	2,544	888,874
†IQVIA Holdings, Inc.	6,165	1,425,410
†Maravai LifeSciences Holdings, Inc. Class A	3,739	131,874
†Medpace Holdings, Inc.	3,184	520,870
†Mettler-Toledo International, Inc.	1,061	1,456,955
†NeoGenomics, Inc.	2,472	30,035
PerkinElmer, Inc.	7,931	1,383,642
†Repligen Corp.	1,556	292,668
†Sotera Health Co.	13,181	285,500
†Syneos Health, Inc.	7,453	603,320
Thermo Fisher Scientific, Inc.	9,443	5,577,508
†Waters Corp.	2,540	788,391
West Pharmaceutical Services, Inc.	2,890	1,186,952
		22,322,016
Machinery–2.70%
AGCO Corp.	8,002	1,168,532
Alamo Group, Inc.	1,267	182,182
Albany International Corp. Class A	2,740	231,037
Allison Transmission Holdings, Inc.	11,348	445,522
Altra Industrial Motion Corp.	2,577	100,323
Astec Industries, Inc.	2,784	119,712
Barnes Group, Inc.	5,223	209,912
Caterpillar, Inc.	18,781	4,184,782
†Chart Industries, Inc.	2,648	454,847
†CIRCOR International, Inc.	2,161	57,526
†Colfax Corp.	11,030	438,884
Columbus McKinnon Corp.	2,989	126,734
Crane Co.	5,256	569,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Cummins, Inc.	9,768	$ 2,003,514
Deere & Co.	10,659	4,428,388
Donaldson Co., Inc.	12,837	666,625
Douglas Dynamics, Inc.	3,649	126,219
Dover Corp.	8,307	1,303,368
†Energy Recovery, Inc.	5,205	104,829
Enerpac Tool Group Corp.	5,155	112,843
EnPro Industries, Inc.	2,717	265,532
ESCO Technologies, Inc.	2,378	166,270
†Evoqua Water Technologies Corp.	3,982	187,074
Federal Signal Corp.	6,198	209,182
Flowserve Corp.	11,478	412,060
Fortive Corp.	13,093	797,756
Franklin Electric Co., Inc.	3,933	326,596
†Gates Industrial Corp. PLC	6,364	95,842
Gorman-Rupp Co.	3,528	126,585
Graco, Inc.	12,990	905,663
Greenbrier Cos., Inc.	3,320	171,013
Helios Technologies, Inc.	4,083	327,661
Hillenbrand, Inc.	7,862	347,265
Hyster-Yale Materials Handling, Inc.	2,265	75,221
IDEX Corp.	3,004	575,957
Illinois Tool Works, Inc.	10,872	2,276,597
Ingersoll Rand, Inc.	18,575	935,251
ITT, Inc.	7,814	587,691
John Bean Technologies Corp.	2,531	299,848
Kadant, Inc.	857	166,421
Kennametal, Inc.	8,400	240,324
†L B Foster Co. Class A	1,339	20,580
Lincoln Electric Holdings, Inc.	5,153	710,135
Lindsay Corp.	1,086	170,513
†Manitowoc Co., Inc.	5,279	79,607
†Meritor, Inc.	9,827	349,546
†Middleby Corp.	4,781	783,797
Mueller Industries, Inc.	6,447	349,234
Mueller Water Products, Inc. Class A	14,392	185,945
†NN, Inc.	2,981	8,585
Nordson Corp.	2,573	584,277
Oshkosh Corp.	5,854	589,205
Otis Worldwide Corp.	15,126	1,163,946
PACCAR, Inc.	16,526	1,455,445
Parker-Hannifin Corp.	7,987	2,266,391
Park-Ohio Holdings Corp.	1,206	16,968
Pentair PLC	14,502	786,153
†Province of Alberta	1,861	98,447
†RBC Bearings, Inc.	2,276	441,271
REV Group, Inc.	7,071	94,751
Shyft Group, Inc.	3,500	126,385
Snap-on, Inc.	4,957	1,018,564

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†SPX Corp.	3,638	$ 179,754
SPX FLOW, Inc.	3,819	329,274
Standex International Corp.	1,405	140,388
Stanley Black & Decker, Inc.	6,307	881,656
Tennant Co.	1,546	121,825
Terex Corp.	5,972	212,961
Timken Co.	8,361	507,513
†Titan International, Inc.	4,215	62,087
Toro Co.	9,030	771,975
Trinity Industries, Inc.	12,252	420,979
Wabash National Corp.	7,597	112,739
Watts Water Technologies, Inc. Class A	2,301	321,197
†Welbilt, Inc.	12,316	292,505
Westinghouse Air Brake Technologies Corp.	8,019	771,187
Woodward, Inc.	4,565	570,214
Xylem, Inc.	6,906	588,806
		44,115,513
Marine–0.08%
Costamare, Inc.	10,400	177,320
Eneti, Inc.	1,605	10,192
Genco Shipping & Trading Ltd.	1,685	39,800
†Kirby Corp.	5,754	415,381
Matson, Inc.	5,348	645,076
		1,287,769
Media–1.47%
†Altice USA, Inc. Class A	14,605	182,270
†AMC Networks, Inc. Class A	4,165	169,224
†Audacy, Inc.	18,467	53,370
Cable One, Inc.	488	714,549
†Charter Communications, Inc. Class A	4,629	2,525,212
Comcast Corp. Class A	154,872	7,251,107
†comScore, Inc.	6,307	18,353
†Discovery, Inc. Class A	33,336	831,792
†DISH Network Corp. Class A	15,803	500,165
Entravision Communications Corp. Class A	11,605	74,388
EW Scripps Co. Class A	6,953	144,553
Fox Corp. Class A	33,467	1,270,181
†Gannett Co., Inc.	20,670	93,222
Gray Television, Inc.	12,929	285,343
†iHeartMedia, Inc. Class A	4,613	87,324
Interpublic Group of Cos., Inc.	41,293	1,463,837
†John Wiley & Sons, Inc. Class A	3,749	198,810
†Liberty Broadband Corp. Class A	7,682	1,034,314
†Liberty Media Corp. Class A	15,544	710,747
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Loyalty Ventures, Inc.	1,930	$ 31,903
New York Times Co. Class A	12,678	581,159
News Corp. Class A	29,560	658,823
Nexstar Media Group, Inc. Class A	5,697	1,073,771
Omnicom Group, Inc.	17,882	1,517,824
Paramount Global Class A	31,115	1,176,921
Scholastic Corp.	4,716	189,960
Sinclair Broadcast Group, Inc. Class A	2,784	78,008
Sirius XM Holdings, Inc.	68,041	450,431
TEGNA, Inc.	26,053	583,587
†WideOpenWest, Inc.	3,108	54,203
		24,005,351
Metals & Mining–1.12%
Alcoa Corp.	18,767	1,689,593
†Allegheny Technologies, Inc.	11,771	315,934
†Alpha Metallurgical Resources, Inc.	1,385	182,764
†Arconic Corp.	6,630	169,860
Carpenter Technology Corp.	5,905	247,892
†Century Aluminum Co.	9,619	253,076
†Cleveland-Cliffs, Inc.	25,866	833,144
†Coeur Mining, Inc.	23,894	106,328
Commercial Metals Co.	12,040	501,105
Compass Minerals International, Inc.	3,859	242,307
†Ferroglobe PLC	12,975	99,907
Freeport-McMoRan, Inc.	54,931	2,732,268
Haynes International, Inc.	1,268	54,017
Hecla Mining Co.	58,317	383,143
Kaiser Aluminum Corp.	1,961	184,648
Materion Corp.	2,300	197,202
†MP Materials Corp.	2,460	141,056
Newmont Corp.	19,903	1,581,293
Nucor Corp.	19,118	2,841,891
Reliance Steel & Aluminum Co.	5,749	1,054,079
Royal Gold, Inc.	5,496	776,475
Ryerson Holding Corp.	607	21,257
Schnitzer Steel Industries, Inc. Class A	2,756	143,147
Southern Copper Corp.	4,923	373,656
Steel Dynamics, Inc.	21,496	1,793,411
SunCoke Energy, Inc.	15,427	137,454
†TimkenSteel Corp.	6,778	148,303
United States Steel Corp.	19,736	744,837
Warrior Met Coal, Inc.	5,674	210,562
Worthington Industries, Inc.	3,912	201,116
		18,361,725
Multiline Retail–0.75%
Big Lots, Inc.	4,322	149,541

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Dillard's, Inc. Class A	3,626	$ 973,182
Dollar General Corp.	8,779	1,954,469
†Dollar Tree, Inc.	16,075	2,574,411
Kohl's Corp.	17,305	1,046,260
Macy's, Inc.	41,432	1,009,284
Nordstrom, Inc.	4,534	122,917
†Ollie's Bargain Outlet Holdings, Inc.	3,936	169,091
Target Corp.	19,765	4,194,528
		12,193,683
Multi-Utilities–0.66%
Ameren Corp.	8,666	812,524
Avista Corp.	5,502	248,415
Black Hills Corp.	4,628	356,449
CenterPoint Energy, Inc.	22,804	698,714
CMS Energy Corp.	11,504	804,590
Consolidated Edison, Inc.	10,269	972,269
Dominion Energy, Inc.	21,497	1,826,600
DTE Energy Co.	6,090	805,159
NiSource, Inc.	16,856	536,021
NorthWestern Corp.	3,593	217,341
Public Service Enterprise Group, Inc.	16,849	1,179,430
Sempra Energy	6,916	1,162,718
Unitil Corp.	1,492	74,421
WEC Energy Group, Inc.	11,137	1,111,584
		10,806,235
Oil, Gas & Consumable Fuels–4.23%
Antero Midstream Corp.	23,697	257,586
†Antero Resources Corp.	21,428	654,197
APA Corp.	24,746	1,022,752
Arch Resources, Inc.	2,884	396,204
Berry Corp.	5,961	61,518
California Resources Corp.	1,240	55,465
†Callon Petroleum Co.	5,442	321,513
†Centennial Resource Development, Inc. Class A	22,272	179,735
Cheniere Energy, Inc.	9,402	1,303,587
Chesapeake Energy Corp.	3,224	280,488
Chevron Corp.	63,357	10,316,420
Civitas Resources, Inc.	1,747	104,313
†Clean Energy Fuels Corp.	25,088	199,199
†CNX Resources Corp.	18,203	377,166
†Comstock Resources, Inc.	6,200	80,910
ConocoPhillips	48,451	4,845,100
†CONSOL Energy, Inc.	4,705	177,049
Continental Resources, Inc.	6,219	381,411
Coterra Energy, Inc.	69,289	1,868,724
CVR Energy, Inc.	8,133	207,717
†Delek U.S. Holdings, Inc.	9,997	212,136
†Denbury, Inc.	1,908	149,912
Devon Energy Corp.	35,553	2,102,249
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	14,019	$ 81,310
Diamondback Energy, Inc.	3,862	529,403
Dorian LPG Ltd.	349	5,057
†DTE Midstream LLC	4,017	217,962
†EnLink Midstream LLC	18,193	175,562
EOG Resources, Inc.	21,512	2,564,876
†EQT Corp.	18,234	627,432
Equitrans Midstream Corp.	14,947	126,153
Exxon Mobil Corp.	137,575	11,362,319
†Green Plains, Inc.	4,898	151,887
Hess Corp.	14,817	1,586,012
†HF Sinclair Corp.	18,276	728,299
International Seaways, Inc.	3,390	61,156
Kinder Morgan, Inc.	61,710	1,166,936
†Kosmos Energy Ltd.	44,165	317,546
†Laredo Petroleum, Inc.	1,478	116,969
Magnolia Oil & Gas Corp. Class A	9,933	234,915
Marathon Oil Corp.	56,103	1,408,746
Marathon Petroleum Corp.	29,946	2,560,383
Matador Resources Co.	13,122	695,204
Murphy Oil Corp.	15,669	632,871
NACCO Industries, Inc. Class A	200	7,844
Occidental Petroleum Corp.	63,728	3,615,927
ONEOK, Inc.	22,611	1,597,015
Ovintiv, Inc.	4,175	225,742
†Par Pacific Holdings, Inc.	9,387	122,219
†PBF Energy, Inc. Class A	14,133	344,421
PDC Energy, Inc.	13,619	989,829
†Peabody Energy Corp.	15,632	383,453
Phillips 66	12,822	1,107,693
PHX Minerals, Inc.	1,806	5,526
Pioneer Natural Resources Co.	7,310	1,827,719
†Range Resources Corp.	18,226	553,706
†Ranger Oil Corp.	1,279	44,164
†Renewable Energy Group, Inc.	4,757	288,512
†REX American Resources Corp.	1,042	103,783
Scorpio Tankers, Inc.	6,981	149,254
SFL Corp. Ltd.	13,649	138,947
SM Energy Co.	18,345	714,538
†Southwestern Energy Co.	52,528	376,626
†Talos Energy, Inc.	7,201	113,704
Targa Resources Corp.	16,910	1,276,198
†Teekay Corp.	13,659	43,299
Texas Pacific Land Corp.	214	289,352
Valero Energy Corp.	17,485	1,775,427
†Whiting Petroleum Corp.	1,697	138,323
Williams Cos., Inc.	53,335	1,781,922
World Fuel Services Corp.	8,358	226,000
		69,147,492

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	2,473	$ 69,318
Glatfelter Corp.	4,944	61,207
Louisiana-Pacific Corp.	8,881	551,688
Mercer International, Inc.	10,372	144,689
Neenah, Inc.	2,359	93,558
Resolute Forest Products, Inc.	7,351	94,901
Schweitzer-Mauduit International, Inc.	4,384	120,560
†Sylvamo Corp.	1,931	64,264
		1,200,185
Personal Products–0.23%
†BellRing Brands, Inc.	10,725	247,533
†Coty, Inc. Class A	39,789	357,703
Edgewell Personal Care Co.	5,853	214,630
†elf Beauty, Inc.	3,904	100,840
Estee Lauder Cos., Inc. Class A	6,443	1,754,558
†Herbalife Nutrition Ltd.	9,618	292,002
Inter Parfums, Inc.	2,708	238,439
Medifast, Inc.	806	137,649
Natural Health Trends Corp.	1,722	12,192
Nu Skin Enterprises, Inc. Class A	4,913	235,234
†USANA Health Sciences, Inc.	2,193	174,234
		3,765,014
Pharmaceuticals–3.14%
†Amphastar Pharmaceuticals, Inc.	7,904	283,754
†ANI Pharmaceuticals, Inc.	738	20,745
Bristol-Myers Squibb Co.	66,203	4,834,805
†Catalent, Inc.	8,460	938,214
†Corcept Therapeutics, Inc.	5,666	127,598
†Cymabay Therapeutics, Inc.	5,176	16,097
†Elanco Animal Health, Inc.	22,076	575,963
Eli Lilly & Co.	28,306	8,105,989
†Endo International PLC	19,354	44,708
†Harmony Biosciences Holdings, Inc.	1,454	70,737
†Innoviva, Inc.	12,944	250,466
†Intra-Cellular Therapies, Inc.	5,388	329,692
†Jazz Pharmaceuticals PLC	4,967	773,213
Johnson & Johnson	85,019	15,067,917
Merck & Co., Inc.	81,852	6,715,957
†Nektar Therapeutics	9,757	52,590
†NGM Biopharmaceuticals, Inc.	1,298	19,794
Organon & Co.	9,303	324,954
†Otonomy, Inc.	619	1,486
†Pacira BioSciences, Inc.	500	38,160
Perrigo Co. PLC	8,951	343,987
Pfizer, Inc.	156,456	8,099,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	1,442	$ 28,768
†Prestige Consumer Healthcare, Inc.	5,307	280,953
†Supernus Pharmaceuticals, Inc.	3,800	122,816
†Taro Pharmaceutical Industries Ltd.	3,413	147,646
Viatris, Inc.	55,995	609,226
Zoetis, Inc.	16,534	3,118,147
		51,344,109
Professional Services–0.92%
†ASGN, Inc.	5,526	644,939
Barrett Business Services, Inc.	300	23,241
Booz Allen Hamilton Holding Corp.	9,775	858,636
†CACI International, Inc. Class A	2,587	779,360
†CBIZ, Inc.	6,133	257,402
†Clarivate PLC	3,625	60,755
†CoStar Group, Inc.	7,680	511,565
†Dun & Bradstreet Holdings, Inc.	3,564	62,441
Equifax, Inc.	3,968	940,813
Exponent, Inc.	4,416	477,149
†Forrester Research, Inc.	2,034	114,758
†Franklin Covey Co.	993	44,903
†FTI Consulting, Inc.	3,393	533,447
Heidrick & Struggles International, Inc.	2,100	83,118
†Huron Consulting Group, Inc.	2,990	136,972
ICF International, Inc.	2,478	233,279
Insperity, Inc.	2,353	236,288
Jacobs Engineering Group, Inc.	5,278	727,361
KBR, Inc.	12,823	701,803
Kelly Services, Inc. Class A	5,692	123,460
Kforce, Inc.	2,567	189,881
Korn Ferry	5,540	359,768
Leidos Holdings, Inc.	8,079	872,694
ManpowerGroup, Inc.	5,185	486,975
ManTech International Corp. Class A	3,157	272,102
†Mistras Group, Inc.	3,448	22,791
Nielsen Holdings PLC	26,911	733,056
Resources Connection, Inc.	4,071	69,777
Robert Half International, Inc.	9,812	1,120,334
Science Applications International Corp.	6,116	563,712
TransUnion	3,586	370,577
†TriNet Group, Inc.	6,496	638,947

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†TrueBlue, Inc.	5,561	$ 160,657
†Upwork, Inc.	2,142	49,780
Verisk Analytics, Inc.	7,642	1,640,202
		15,102,943
Real Estate Management & Development–0.33%
†CBRE Group, Inc. Class A	15,664	1,433,569
†Cushman & Wakefield PLC	4,785	98,140
Douglas Elliman, Inc.	7,104	51,859
eXp World Holdings, Inc.	2,976	63,002
†Forestar Group, Inc.	476	8,454
†FRP Holdings, Inc.	631	36,472
†Howard Hughes Corp.	4,225	437,752
†Jones Lang LaSalle, Inc.	4,649	1,113,250
Kennedy-Wilson Holdings, Inc.	16,113	392,996
Marcus & Millichap, Inc.	4,001	210,773
Newmark Group, Inc. Class A	20,238	322,189
†Rafael Holdings, Inc. Class B	1,698	4,262
RE/MAX Holdings, Inc. Class A	3,816	105,818
†Realogy Holdings Corp.	15,606	244,702
†Redfin Corp.	1,712	30,884
RMR Group, Inc. Class A	862	26,808
St. Joe Co.	8,527	505,140
†Tejon Ranch Co.	2,365	43,185
†Zillow Group, Inc. Class C	5,442	268,236
		5,397,491
Road & Rail–1.39%
AMERCO	1,663	992,711
ArcBest Corp.	3,105	249,953
†Avis Budget Group, Inc.	4,584	1,206,967
Covenant Logistics Group, Inc.	3,400	73,202
CSX Corp.	81,525	3,053,111
Heartland Express, Inc.	11,699	164,605
JB Hunt Transport Services, Inc.	8,342	1,674,990
Knight-Swift Transportation Holdings, Inc.	13,736	693,119
Landstar System, Inc.	3,625	546,759
†Lyft, Inc. Class A	3,275	125,760
Marten Transport Ltd.	11,904	211,415
Norfolk Southern Corp.	8,087	2,306,574
Old Dominion Freight Line, Inc.	6,080	1,815,974
†PAM Transportation Services, Inc.	1,224	42,534
Ryder System, Inc.	5,995	475,583
†Saia, Inc.	3,054	744,626
Schneider National, Inc. Class B	12,607	321,479
†Uber Technologies, Inc.	11,046	394,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Union Pacific Corp.	23,513	$ 6,423,987
Universal Logistics Holdings, Inc.	2,500	50,375
†USA Truck, Inc.	1,448	29,829
Werner Enterprises, Inc.	9,031	370,271
†XPO Logistics, Inc.	9,670	703,976
		22,671,921
Semiconductors & Semiconductor Equipment–5.54%
†Advanced Micro Devices, Inc.	35,684	3,901,689
†Alpha & Omega Semiconductor Ltd.	1,200	65,580
†Ambarella, Inc.	1,579	165,669
Amkor Technology, Inc.	34,629	752,142
Analog Devices, Inc.	14,016	2,315,163
Applied Materials, Inc.	33,111	4,364,030
†Axcelis Technologies, Inc.	3,896	294,265
Azenta, Inc.	5,180	429,318
Broadcom, Inc.	15,314	9,642,920
†CEVA, Inc.	1,850	75,202
†Cirrus Logic, Inc.	5,584	473,467
CMC Materials, Inc.	2,032	376,733
†Cohu, Inc.	4,934	146,046
†Diodes, Inc.	3,823	332,563
†Enphase Energy, Inc.	3,297	665,269
Entegris, Inc.	5,386	706,966
†First Solar, Inc.	7,613	637,513
†FormFactor, Inc.	6,333	266,176
†Ichor Holdings Ltd.	2,461	87,661
Intel Corp.	211,313	10,472,672
KLA Corp.	6,710	2,456,263
Kulicke & Soffa Industries, Inc.	6,090	341,162
Lam Research Corp.	5,946	3,196,629
†Lattice Semiconductor Corp.	7,133	434,756
†MACOM Technology Solutions Holdings, Inc.	4,534	271,451
Marvell Technology, Inc.	20,331	1,457,936
†MaxLinear, Inc.	5,270	307,504
Microchip Technology, Inc.	20,324	1,527,145
Micron Technology, Inc.	45,489	3,543,138
MKS Instruments, Inc.	4,703	705,450
Monolithic Power Systems, Inc.	1,583	768,831
†NeoPhotonics Corp.	2,126	32,336
NVE Corp.	50	2,724
NVIDIA Corp.	59,693	16,287,832
NXP Semiconductors NV	2,363	437,344
†ON Semiconductor Corp.	23,557	1,474,904
†Onto Innovation, Inc.	5,165	448,787
†PDF Solutions, Inc.	3,040	84,725
†Photronics, Inc.	5,636	95,643
Power Integrations, Inc.	5,085	471,278
†Qorvo, Inc.	5,681	705,012

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	40,021	$ 6,116,009
†Rambus, Inc.	12,319	392,853
†Semtech Corp.	5,171	358,557
†Silicon Laboratories, Inc.	2,813	422,513
†SiTime Corp.	365	90,454
Skyworks Solutions, Inc.	9,309	1,240,704
†SMART Global Holdings, Inc.	6,650	171,769
†SolarEdge Technologies, Inc.	1,742	561,569
†SunPower Corp.	5,644	121,233
†Synaptics, Inc.	3,515	701,242
Teradyne, Inc.	9,638	1,139,501
Texas Instruments, Inc.	37,904	6,954,626
†Ultra Clean Holdings, Inc.	2,793	118,395
Universal Display Corp.	1,770	295,501
†Veeco Instruments, Inc.	6,193	168,388
†Wolfspeed, Inc.	4,487	510,890
		90,586,098
Software–6.59%
†ACI Worldwide, Inc.	8,610	271,129
†Adobe, Inc.	11,801	5,376,772
†Alarm.com Holdings, Inc.	2,786	185,158
†Altair Engineering, Inc. Class A	997	64,207
†Alteryx, Inc. Class A	939	67,167
†Anaplan, Inc.	2,313	150,461
†ANSYS, Inc.	2,448	777,607
†Appfolio, Inc. Class A	1,131	128,041
†Asana, Inc. Class A	2,643	105,641
†Aspen Technology, Inc.	4,013	663,630
†Atlassian Corp. PLC Class A	1,472	432,518
†Autodesk, Inc.	5,266	1,128,767
†Avalara, Inc.	2,525	251,263
†Avaya Holdings Corp.	9,200	116,564
†Bill.com Holdings, Inc.	1,914	434,076
†Black Knight, Inc.	6,997	405,756
†Blackbaud, Inc.	3,139	187,932
†Blackline, Inc.	786	57,551
†Box, Inc. Class A	4,710	136,873
†Cadence Design Systems, Inc.	7,978	1,312,062
CDK Global, Inc.	9,277	451,604
†Cerence, Inc.	2,733	98,661
†Ceridian HCM Holding, Inc.	3,040	207,814
Citrix Systems, Inc.	4,741	478,367
†Cognyte Software Ltd.	5,416	61,255
†CommVault Systems, Inc.	1,800	119,430
†Consensus Cloud Solutions, Inc.	1,735	104,326
†Coupa Software, Inc.	1,158	117,688
†Crowdstrike Holdings, Inc. Class A	1,645	373,547
†Datadog, Inc. Class A	1,907	288,853
†Datto Holding Corp.	2,248	60,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†DocuSign, Inc.	2,254	$ 241,448
Dolby Laboratories, Inc. Class A	6,088	476,203
†DoubleVerify Holdings, Inc.	2,263	56,960
†Dropbox, Inc. Class A	7,150	166,237
†Dynatrace, Inc.	8,266	389,329
Ebix, Inc.	3,512	116,423
†Elastic NV	740	65,823
†Envestnet, Inc.	3,287	244,684
†Fair Isaac Corp.	1,097	511,707
†Five9, Inc.	698	77,059
†Fortinet, Inc.	4,741	1,620,189
†Guidewire Software, Inc.	3,986	377,155
†HubSpot, Inc.	998	473,990
InterDigital, Inc.	3,332	212,582
Intuit, Inc.	5,476	2,633,080
†Jamf Holding Corp.	2,756	95,936
†Mandiant, Inc.	9,315	207,818
†Manhattan Associates, Inc.	4,099	568,572
Microsoft Corp.	211,633	65,248,570
†Mimecast Ltd.	1,074	85,447
†N-Able, Inc.	4,705	42,816
†NCR Corp.	13,077	525,565
†New Relic, Inc.	1,830	122,390
NortonLifeLock, Inc.	13,452	356,747
†OneSpan, Inc.	3,332	48,114
Oracle Corp.	43,089	3,564,753
†Palantir Technologies, Inc. Class A	14,120	193,868
†Palo Alto Networks, Inc.	1,493	929,407
†Paycom Software, Inc.	1,845	639,071
†Paylocity Holding Corp.	1,771	364,419
Pegasystems, Inc.	3,145	253,644
†Ping Identity Holding Corp.	3,234	88,709
Progress Software Corp.	4,679	220,334
†PTC, Inc.	4,125	444,345
†Q2 Holdings, Inc.	1,216	74,966
†Qualtrics International, Inc. Class A	1,800	51,390
†Qualys, Inc.	1,453	206,922
†RingCentral, Inc. Class A	402	47,118
†Sailpoint Technologies Holdings, Inc.	1,400	71,652
†salesforce.com, Inc.	12,611	2,677,568
Sapiens International Corp. NV	854	21,683
†ServiceNow, Inc.	2,043	1,137,726
†Smartsheet, Inc. Class A	2,737	149,933
†Splunk, Inc.	2,645	393,073
†SPS Commerce, Inc.	602	78,982
SS&C Technologies Holdings, Inc.	13,110	983,512
†Synchronoss Technologies, Inc.	4,423	7,652

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	3,261	$ 1,086,793
†Teradata Corp.	10,985	541,451
†Trade Desk, Inc. Class A	8,630	597,627
†Tyler Technologies, Inc.	1,278	568,569
†Varonis Systems, Inc.	2,654	126,171
†Verint Systems, Inc.	5,416	280,007
VMware, Inc. Class A	5,665	645,074
†Vonage Holdings Corp.	14,049	285,054
†Workday, Inc. Class A	1,507	360,866
Xperi Holding Corp.	14,584	252,595
†Zendesk, Inc.	2,528	304,093
†Zoom Video Communications, Inc. Class A	2,558	299,874
†Zscaler, Inc.	1,623	391,597
		107,920,129
Specialty Retail–2.46%
Aaron's Co., Inc.	3,102	62,288
†Abercrombie & Fitch Co. Class A	8,315	265,997
Academy Sports & Outdoors, Inc.	2,931	115,481
Advance Auto Parts, Inc.	5,029	1,040,802
American Eagle Outfitters, Inc.	17,294	290,539
†America's Car-Mart, Inc.	559	45,033
†Asbury Automotive Group, Inc.	2,126	340,585
†AutoNation, Inc.	10,371	1,032,744
†AutoZone, Inc.	842	1,721,536
†Barnes & Noble Education, Inc.	6,119	21,906
Bath & Body Works, Inc.	4,877	233,121
†Bed Bath & Beyond, Inc.	14,541	327,609
Best Buy Co., Inc.	17,025	1,547,573
Big 5 Sporting Goods Corp.	900	15,435
†Boot Barn Holdings, Inc.	3,430	325,130
Buckle, Inc.	4,520	149,341
Build-A-Bear Workshop, Inc.	2,901	53,030
†Burlington Stores, Inc.	1,507	274,530
Caleres, Inc.	7,320	141,496
Camping World Holdings, Inc. Class A	2,739	76,555
†CarMax, Inc.	11,131	1,073,919
†Carvana Co.	442	52,726
Cato Corp. Class A	4,303	63,082
†Chico's FAS, Inc.	18,957	90,994
†Children's Place, Inc.	1,721	84,845
†Citi Trends, Inc.	2,149	65,813
†Conn's, Inc.	6,316	97,330
†Designer Brands, Inc. Class A	7,264	98,137
Dick's Sporting Goods, Inc.	8,270	827,165
†Five Below, Inc.	3,322	526,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Floor & Decor Holdings, Inc. Class A	5,614	$ 454,734
Foot Locker, Inc.	11,651	345,569
Gap, Inc.	29,199	411,122
†Genesco, Inc.	3,102	197,318
Group 1 Automotive, Inc.	2,404	403,463
Guess?, Inc.	8,419	183,955
Haverty Furniture Cos., Inc.	2,655	72,800
Hibbett, Inc.	1,645	72,939
Home Depot, Inc.	31,130	9,318,143
Lithia Motors, Inc.	2,853	856,242
Lowe's Cos., Inc.	17,841	3,607,272
†MarineMax, Inc.	2,439	98,194
Monro, Inc.	2,231	98,923
Murphy USA, Inc.	3,722	744,251
†National Vision Holdings, Inc.	4,591	200,030
†ODP Corp.	6,111	280,067
†O'Reilly Automotive, Inc.	1,874	1,283,615
Penske Automotive Group, Inc.	9,169	859,319
Rent-A-Center, Inc.	8,035	202,402
†RH	1,359	443,156
Ross Stores, Inc.	17,024	1,539,991
†Sally Beauty Holdings, Inc.	5,960	93,155
Shoe Carnival, Inc.	3,150	91,854
Signet Jewelers Ltd.	8,178	594,541
†Sleep Number Corp.	2,723	138,083
Sonic Automotive, Inc. Class A	3,294	140,028
†Sportsman's Warehouse Holdings, Inc.	165	1,764
TJX Cos., Inc.	33,461	2,027,067
Tractor Supply Co.	6,528	1,523,439
†Ulta Beauty, Inc.	3,053	1,215,766
†Urban Outfitters, Inc.	8,844	222,073
†Victoria's Secret & Co.	1,625	83,460
Williams-Sonoma, Inc.	8,213	1,190,885
Winmark Corp.	151	33,220
†Zumiez, Inc.	3,015	115,203
		40,204,890
Technology Hardware, Storage & Peripherals–5.72%
†3D Systems Corp.	12,600	210,168
Apple, Inc.	493,563	86,181,035
†Avid Technology, Inc.	6,614	230,630
†Dell Technologies, Inc. Class C	12,400	622,356
Hewlett Packard Enterprise Co.	66,095	1,104,447
HP, Inc.	42,775	1,552,732
NetApp, Inc.	10,966	910,178
†Pure Storage, Inc. Class A	9,250	326,618

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	10,461	$ 940,444
†Stratasys Ltd.	4,881	123,929
†Western Digital Corp.	17,077	847,873
Xerox Holdings Corp.	23,774	479,522
		93,529,932
Textiles, Apparel & Luxury Goods–0.89%
†Capri Holdings Ltd.	15,972	820,801
Carter's, Inc.	3,697	340,087
Columbia Sportswear Co.	6,536	591,704
†Crocs, Inc.	5,293	404,385
Culp, Inc.	695	5,518
†Deckers Outdoor Corp.	2,578	705,779
†Fossil Group, Inc.	8,573	82,644
†G-III Apparel Group Ltd.	9,262	250,537
Hanesbrands, Inc.	36,640	545,570
Kontoor Brands, Inc.	1,846	76,332
Levi Strauss & Co. Class A	6,870	135,751
†Lululemon Athletica, Inc.	3,750	1,369,612
Movado Group, Inc.	2,255	88,058
NIKE, Inc. Class B	40,114	5,397,740
Oxford Industries, Inc.	1,750	158,375
PVH Corp.	5,201	398,449
Ralph Lauren Corp.	3,815	432,774
†Skechers USA, Inc. Class A	10,959	446,689
Steven Madden Ltd.	5,325	205,758
Tapestry, Inc.	16,823	624,974
†Under Armour, Inc. Class A	23,812	382,528
†Unifi, Inc.	3,174	57,449
†Vera Bradley, Inc.	810	6,213
VF Corp.	13,941	792,685
Wolverine World Wide, Inc.	7,147	161,236
		14,481,648
Thrifts & Mortgage Finance–0.34%
†Axos Financial, Inc.	7,624	353,677
Capitol Federal Financial, Inc.	17,349	188,757
†Columbia Financial, Inc.	6,136	131,985
Essent Group Ltd.	9,692	399,407
Federal Agricultural Mortgage Corp. Class C	1,195	129,634
Flagstar Bancorp, Inc.	5,432	230,317
Kearny Financial Corp.	10,885	140,199
MGIC Investment Corp.	35,831	485,510
†Mr Cooper Group, Inc.	6,569	300,006
New York Community Bancorp, Inc.	39,410	422,475
†NMI Holdings, Inc. Class A	9,001	185,601
Northfield Bancorp, Inc.	6,724	96,557
Northwest Bancshares, Inc.	14,286	193,004
PennyMac Financial Services, Inc.	1,310	69,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Premier Financial Corp.	4,031	$ 122,260
Provident Financial Services, Inc.	6,385	149,409
Radian Group, Inc.	20,843	462,923
†Rocket Cos., Inc. Class A	9,767	108,609
†Sterling Bancorp, Inc.	1,664	11,814
TFS Financial Corp.	9,915	164,589
TrustCo Bank Corp.	2,494	79,633
Walker & Dunlop, Inc.	3,997	517,292
Washington Federal, Inc.	7,858	257,900
Waterstone Financial, Inc.	3,925	75,910
WSFS Financial Corp.	7,697	358,834
		5,635,994
Tobacco–0.40%
Altria Group, Inc.	49,032	2,561,922
Philip Morris International, Inc.	39,236	3,685,830
Universal Corp.	2,660	154,466
Vector Group Ltd.	14,208	171,064
		6,573,282
Trading Companies & Distributors–0.85%
Air Lease Corp.	16,007	714,712
Applied Industrial Technologies, Inc.	3,004	308,391
†Beacon Roofing Supply, Inc.	8,312	492,735
Boise Cascade Co.	5,038	349,990
†DXP Enterprises, Inc.	1,631	44,184
Fastenal Co.	27,494	1,633,144
GATX Corp.	3,554	438,315
Global Industrial Co.	4,022	129,629
†GMS, Inc.	5,211	259,351
H&E Equipment Services, Inc.	5,317	231,396
Herc Holdings, Inc.	3,940	658,335
McGrath RentCorp	2,869	243,808
†MRC Global, Inc.	11,216	133,583
MSC Industrial Direct Co., Inc. Class A	5,382	458,600
†NOW, Inc.	13,867	152,953
Rush Enterprises, Inc. Class A	7,614	386,131
†SiteOne Landscape Supply, Inc.	1,610	260,321
Textainer Group Holdings Ltd.	6,500	247,455
†Titan Machinery, Inc.	4,300	121,518
Triton International Ltd.	8,058	565,510
†United Rentals, Inc.	7,322	2,600,848
†Univar Solutions, Inc.	13,479	433,215
†Veritiv Corp.	1,100	146,949
Watsco, Inc.	2,624	799,375
†WESCO International, Inc.	5,833	759,107

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	2,584	$ 1,332,801
		13,902,356
Water Utilities–0.14%
American States Water Co.	2,081	185,251
American Water Works Co., Inc.	6,665	1,103,257
California Water Service Group	3,488	206,769
Essential Utilities, Inc.	10,156	519,276
Middlesex Water Co.	1,357	142,716
SJW Group	2,175	151,336
York Water Co.	591	26,577
		2,335,182
Wireless Telecommunication Services–0.22%
Shenandoah Telecommunications Co.	4,651	109,670
Spok Holdings, Inc.	1,858	14,827
Telephone & Data Systems, Inc.	9,452	178,454
†T-Mobile U.S., Inc.	24,922	3,198,739
†U.S. Cellular Corp.	3,838	116,023
		3,617,713
Total Common Stock (Cost $748,746,420)		1,631,575,699
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.01%
†Qurate Retail, Inc. 8.00%	686	$ 59,003
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	93,411
Total Preferred Stocks (Cost $279,087)		152,414
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	5,527	8,014
=†Contra Zagg, Inc. CVR	1,799	162
=†Contra Zogenix, Inc. CVR	4,371	2,972
=†Media General, Inc. CVR	16,818	2,081
Total Rights (Cost $5,676)		13,229

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	4,417,399	4,417,399
Total Money Market Fund (Cost $4,417,399)		4,417,399

TOTAL INVESTMENTS–99.98% (Cost $753,448,582)	1,636,158,741
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	247,605
NET ASSETS APPLICABLE TO 36,971,550 SHARES OUTSTANDING–100.00%	$1,636,406,346

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,981,959	$—	$—	$23,981,959
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Air Freight & Logistics	$11,560,103	$—	$—	$11,560,103
Airlines	4,963,570	—	—	4,963,570
Auto Components	7,630,053	—	—	7,630,053
Automobiles	17,770,439	—	—	17,770,439
Banks	85,844,156	—	—	85,844,156
Beverages	22,578,296	—	—	22,578,296
Biotechnology	33,551,244	—	74,969	33,626,213
Building Products	16,409,685	—	—	16,409,685
Capital Markets	50,950,361	—	—	50,950,361
Chemicals	38,349,869	—	—	38,349,869
Commercial Services & Supplies	13,081,568	—	—	13,081,568
Communications Equipment	14,697,946	—	—	14,697,946
Construction & Engineering	7,330,834	—	—	7,330,834
Construction Materials	2,973,981	—	—	2,973,981
Consumer Finance	16,353,088	—	—	16,353,088
Containers & Packaging	12,441,312	—	—	12,441,312
Distributors	2,478,563	—	—	2,478,563
Diversified Consumer Services	4,790,630	—	—	4,790,630
Diversified Financial Services	19,005,560	—	—	19,005,560
Diversified Telecommunication Services	18,011,288	—	—	18,011,288
Electric Utilities	22,849,189	—	—	22,849,189
Electrical Equipment	12,778,024	—	—	12,778,024
Electronic Equipment, Instruments & Components	21,666,608	—	—	21,666,608
Energy Equipment & Services	8,965,285	—	—	8,965,285
Entertainment	15,697,146	—	—	15,697,146
Food & Staples Retailing	26,858,140	—	—	26,858,140
Food Products	24,467,279	—	—	24,467,279
Gas Utilities	3,227,865	—	—	3,227,865
Health Care Equipment & Supplies	32,960,872	—	—	32,960,872
Health Care Providers & Services	50,417,609	—	—	50,417,609
Health Care Technology	4,306,269	—	—	4,306,269
Hotels, Restaurants & Leisure	29,493,922	—	—	29,493,922
Household Durables	14,561,141	—	—	14,561,141
Household Products	17,754,456	—	—	17,754,456
Independent Power and Renewable Electricity Producers	3,123,172	—	—	3,123,172
Industrial Conglomerates	10,930,316	—	—	10,930,316
Insurance	49,483,690	—	—	49,483,690
Interactive Media & Services	62,405,298	—	—	62,405,298
Internet & Direct Marketing Retail	44,093,262	—	—	44,093,262
IT Services	66,850,353	—	—	66,850,353
Leisure Products	3,347,658	—	—	3,347,658
Life Sciences Tools & Services	22,322,016	—	—	22,322,016
Machinery	44,115,513	—	—	44,115,513
Marine	1,287,769	—	—	1,287,769
Media	24,005,351	—	—	24,005,351
Metals & Mining	18,361,725	—	—	18,361,725
Multiline Retail	12,193,683	—	—	12,193,683
Multi-Utilities	10,806,235	—	—	10,806,235
Oil, Gas & Consumable Fuels	69,147,492	—	—	69,147,492
Paper & Forest Products	1,200,185	—	—	1,200,185
Personal Products	3,765,014	—	—	3,765,014
Pharmaceuticals	51,344,109	—	—	51,344,109
Professional Services	15,102,943	—	—	15,102,943
Real Estate Management & Development	5,397,491	—	—	5,397,491
Road & Rail	22,671,921	—	—	22,671,921
Semiconductors & Semiconductor Equipment	90,586,098	—	—	90,586,098
Software	107,920,129	—	—	107,920,129
Specialty Retail	40,204,890	—	—	40,204,890
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Technology Hardware, Storage & Peripherals	$93,529,932	$—	$—	$93,529,932
Textiles, Apparel & Luxury Goods	14,481,648	—	—	14,481,648
Thrifts & Mortgage Finance	5,635,994	—	—	5,635,994
Tobacco	6,573,282	—	—	6,573,282
Trading Companies & Distributors	13,902,356	—	—	13,902,356
Water Utilities	2,335,182	—	—	2,335,182
Wireless Telecommunication Services	3,617,713	—	—	3,617,713
Preferred Stocks	152,414	—	—	152,414
Rights	—	—	13,229	13,229
Money Market Fund	4,417,399	—	—	4,417,399
Total Investments	$1,636,070,543	$—	$88,198	$1,636,158,741
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–27